As filed with the Securities and Exchange Commission on October 20, 2008
                        1933 Act Registration No. 2-11357
                       1940 Act Registration No. 811-00582

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]
         Pre-Effective Amendment No.            [   ]      [   ]
         Post-Effective Amendment No.           [138]      [ X ]
                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]
         Amendment No.                          [93]       [ X ]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                                Peter E. Sundman
      Chairman of the Board, Chief Executive Officer, President and Trustee
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                       -----------------------------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b)
-----
      on ________ pursuant to paragraph (b)
-----
X     60 days after filing pursuant to paragraph (a)(1)
-----
      on _________________ pursuant to paragraph (a)(1)
-----
      75 days after filing pursuant to paragraph (a)(2)
-----
      on _________________ pursuant to paragraph (a)(2)
-----

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered:

Trust Class Shares of Neuberger Berman Convergence Fund, Neuberger Berman Dividend Fund, Neuberger Berman Energy Fund and Neuberger Berman Research Opportunities Fund.

                          NEUBERGER BERMAN EQUITY FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 138 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 138 on Form N-1A

Part A - Prospectuses

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits




This filing relates only to the Registration Statement of Trust Class Shares of Neuberger Berman Convergence Fund, Neuberger Berman Dividend Fund, Neuberger Berman Energy Fund and Neuberger Berman Research Opportunities Fund and is not intended to affect the Registration Statement of any other classes or series of the Registrant.

[GRAPHIC OMITTED]



PROSPECTUS - DECEMBER [  ], 2008


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Equity Funds

TRUST CLASS SHARES
Convergence Fund

Dividend Fund

Energy Fund

Research Opportunities Fund

Contents
-------------------------------------------------------------------------------

EQUITY FUNDS
Convergence Fund..............................................................2

Dividend Fund................................................................10

Energy Fund..................................................................19

Research Opportunities Fund..................................................37



YOUR INVESTMENT
Share Prices.................................................................45

Privileges and Services......................................................46

Distributions and Taxes......................................................46

Maintaining Your Account.....................................................49

Market Timing Policy.........................................................55

Portfolio Holdings Policy....................................................56

Fund Structure...............................................................56

Related Performance..........................................................57



THESE FUNDS:
-- are designed for investors with long-term goals in mind and, for the Dividend Fund, also for current income
-- offer you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- also offer the opportunity to diversify your portfolio with Funds that invest using a value or a growth approach, or a combination of the two
-- carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
-- are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
-- normally invest at least 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in equity securities

Please note that shares of each Fund may not be available in all states. Shares of each Fund are only available in states in which they are authorized for purchase.

THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC. (c) 2008 NEUBERGER BERMAN MANAGEMENT LLC ALL RIGHTS RESERVED.

Neuberger Berman Convergence Fund

(Formerly Neuberger Berman Premier Convergence Fund)
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks in the telecommunications, media and technology sectors. The Fund may invest in companies of any market capitalization and in domestic and foreign companies. The Fund seeks to reduce risk by investing in many sub-sectors of the telecommunications, media and technology sectors. The Fund normally invests more than 25% of its total assets in industries within the telecommunications, media and technology sectors.

The Portfolio Managers look for companies they believe are well positioned to capitalize on the continuing convergence of services, applications, devices and networks in the telecommunications, media and technology sectors, using a research driven and risk-reward sensitive approach to stock selection. Factors used in identifying such companies may include: above-average returns, sustainable competitive positioning, future business prospects that the Portfolio Managers judge to be sound, an established or emerging market niche, and a defensible business model. The Portfolio Managers also seek to identify companies they believe are poorly positioned and likely to underperform in a rapidly changing competitive environment with the possibility of establishing short positions.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  INDUSTRY SECTORS

To the extent the Fund focuses on just three industry sectors, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual industry sectors also tend to move up and down more than the broader market. Historically, the telecommunications, media and technology sectors have been more volatile than the equity market as a whole.


[GRAPHIC OMITTED]



  GROWTH INVESTING

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. In certain rapidly-emerging industries, success may be measured in market share rather than profits.

While most growth stocks are known to investors, they may not have reached their full potential. The growth investor looks for indications of continued success.


[GRAPHIC OMITTED]



  ALL CAP: LARGE, MID AND SMALL CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES. COMPARED TO SMALLER


                               2 Convergence Fund

COMPANIES, LARGE-CAP COMPANIES MAY BE LESS RESPONSIVE TO CHANGES AND OPPORTUNITIES, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES. OVER THE PAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.


                               3 Convergence Fund

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Because the Fund focuses on the telecommunications, media and technology sectors and concentrates in industries within the those sectors, its performance is likely to be disproportionately affected by the factors influencing those sectors and industries. The value of the Fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors and industries.

Companies in these sectors and industries can be significantly affected by rapid obsolescence, lack of investor or consumer acceptance, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, intense competition, including new methods of competition arising in another sector, unseasoned management, and a dependency on patent and copyright protections.

To the extent the Fund invests more heavily in one sector, the risks of that sector are magnified (see the Appendix for a discussion of sector-specific risks).

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns
-- be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

--  may have a shorter history of operations than larger companies
--  may not have as great an ability to raise additional capital
-- may have a less diversified product line, making them more susceptible to market pressure.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The Fund


                               4 Convergence Fund
could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Short sales involve selling a security the Fund does not own in anticipation that the security's price will decline. Short sales may help hedge against general market risk to the securities held in the portfolio but theoretically present unlimited risk on an individual stock basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it may amplify changes in the Fund's net asset value.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or the economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.


[GRAPHIC OMITTED]



  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDING, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.


                               5 Convergence Fund

PERFORMANCE
[GRAPHIC OMITTED]



When this prospectus was prepared, the Fund had not completed a full calendar year of operations and had no performance information to report. The Fund is modeled after separate accounts managed by Neuberger Berman Management LLC with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management LLC.



                               6 Convergence Fund

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

     FEE TABLE


 SHAREHOLDER FEES          None

--------------------------
 ANNUAL OPERATING EXPENSES (% of
average net assets)*
 These are deducted from Fund assets,
so you pay them indirectly
 Management fees**         0.85
 Distribution (12b-1)      0.10
  fees
 Other expenses           [1.47]

--------------------------
 Total annual operating   [2.42]
  expenses

--------------------------
 Minus: Expense           [1.42]
  reimbursement

--------------------------
 Net expenses***           1.00

*     THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.


*** NEUBERGER BERMAN MANAGEMENT LLC (NBM) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 8/31/2012, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE TRUST CLASS OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBM FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE.


     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


             1 Year    3 Years    5 Years    10 Years

------------
 Expenses    $[102]    $[318]     $[877]     $[2,404]


[GRAPHIC OMITTED]


         INVESTMENT MANAGER
Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage
$[   ] billion in total assets (as of [   ]) and continue an asset
management history that began in 1939. For the 12 months ended 8/31/2007, the
management/administration fees paid to the Manager were [   ]% of average net
assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's semi-annual report dated February 2008.


                               7 Convergence Fund

PORTFOLIO MANAGERS
The Fund is managed by a team headed by Robert B. Corman and David Levine, consisting of the following Portfolio Managers:

ROBERT B. CORMAN, is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since April 2008. He held senior positions in portfolio management at four other firms since 1981.

DAVID M. LEVINE, CFA, is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since April 2008. He is a Portfolio Manager on the Large Cap Value team of Neuberger Berman, LLC. He joined Neuberger Berman in 1995.

FAYAD ABBASI, is a Vice President of Neuberger Berman Management LLC and
Senior Vice President of Neuberger Berman, LLC. Mr. Abbasi has been a Portfolio Manager of the Fund since June 2008 and is a Senior Equity Analyst for the Equity Research team. He joined Neuberger Berman in 2005. Prior to joining Neuberger Berman, he was a senior equity analyst for another investment adviser.

HARI SRINIVASAN, is a Vice President of Neuberger Berman Management LLC and Neuberger Berman, LLC. Mr. Srinivasan has been a Portfolio Manager of the Fund since June 2008 and is a Senior Research Analyst for one of the equity research teams at Neuberger Berman, LLC. He joined Neuberger Berman in 2005. Prior to joining Neuberger Berman, he was an application software analyst at another firm.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Managers, other accounts managed by the Portfolio Managers, and ownership of Fund shares by the Portfolio Managers.


                               8 Convergence Fund

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                        Year Ended August 31,                              2007(1)            2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the
Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                           Share price (NAV) at beginning of year          10.00
 PLUS:                     Income from investment operations
                           Net investment income                            0.01
                           Net gains/losses - realized and unrealized       1.34
                           Subtotal: income from investment                 1.35
                           operations
 EQUALS:                   Share price (NAV) at end of year                11.35

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain
 expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                       1.00(5)
 Gross expenses(2)                                                           2.40(5)
 Expenses(3)                                                                 1.01(5)
 Net investment income - actual                                              0.15(5)

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the Fund bought and sold securities.
 Total return (%)(4)                                                        13.50(6)
 Net assets at end of year (in millions of dollars)                           8.5
 Portfolio turnover rate (%)                                                   55(6)

THE FIGURES ABOVE HAVE BEEN AUDITED BY TAIT, WELLER, & BAKER LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 1/9/2007 (BEGINNING OF OPERATIONS) TO 8/31/2007.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(5) ANNUALIZED.

(6) NOT ANNUALIZED.

                               9 Convergence Fund

Neuberger Berman Dividend Fund

(Formerly Neuberger Berman Premier Dividend Fund)
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS TOTAL RETURN EMPHASIZING BOTH CURRENT INCOME AND CAPITAL APPRECIATION.

To pursue this goal, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies with a dividend yield greater than the average dividend yield of the Standard & Poor's 500 Composite Stock Index ("S&P 500") that, at the time of purchase, the Neuberger Berman research analysts rate Buy ("B").The Fund may invest in companies of any market capitalization.

The Portfolio Managers apply their own market expertise, a diversity of perspective, and risk analysis tools to select stocks for the Fund's portfolio.Whenever an analyst reduces the rating on a stock under his or her coverage from "B" to Neutral ("N") or Underperform ("U"), the Portfolio Managers will review the stock for possible removal from the Fund's portfolio.

Neuberger Berman currently has 19 research analysts covering approximately 450 stocks from a universe of all publicly traded companies.The analysts are involved primarily in equity research, which includes, among other techniques, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes, and setting price targets for companies under coverage.The research analysts develop operating models of the companies under coverage, applying rigorous valuation techniques to carve out a smaller universe of companies that qualify for a "B" rating. Currently, about one-fifth to one-third of the approximately 450 companies are rated "B", with the others rated "N", "U" or Monitor ("M"). On average, the research analysts have 13 years of investment research experience and in-depth knowledge of their industries and companies.The research analysts are "buy-side" analysts with a primary mission to find what they believe are attractive investment opportunities at the right time and price.

The research analysts use the following guidelines in ranking companies currently under coverage.Within each rating, the research analysts are instructed to take into consideration the risks associated with the company when assigning ratings.

"B" (BUY) - The research analysts expect these stocks to outperform broader domestic market indices (e.g., S&P 500 Index, Russell 3000, etc.) and produce a positive total return over a 12-18 month time horizon.

"N" (NEUTRAL) - The research analysts expect these stocks to perform approximately in line with broader domestic market indices over a 12-18 month time horizon.

"U" (UNDERPERFORM) - The research analysts believe these stocks have a significant risk of underperforming the broader domestic market indices and of producing a negative total return over a 12-18 month time horizon.

"M" (MONITOR) - The research analysts are monitoring these stocks based on their understanding of the company's business and industry. However, no opinion is being rendered regarding the future performance outlook of these stocks. The research analysts may perform more analysis on these stocks depending on interest from portfolio managers.

Up to 20% of the Fund's net assets may be invested in:

-- Other securities, such as preferred stocks, real estate investment trusts ("REITs"), and master limited partnerships ("MLPs") that, in the aggregate, have a yield greater than the average dividend yield of the S&P 500; and


                                10 Dividend Fund

-- Stocks that do not meet the criteria for inclusion in 80% of the portfolio (stocks of companies with a dividend yield greater than the average dividend yield of the S&P 500 that, at the time of purchase, the Neuberger Berman research analysts rate "B"), but that the Portfolio Managers believe will increase their dividends based on a projected event or demonstrate total return characteristics that merit their inclusion.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  ALL CAP: LARGE, MID AND SMALL CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES.COMPARED TO SMALLER COMPANIES, LARGE-CAP COMPANIES MAY BE LESS RESPONSIVE TO CHANGES AND OPPORTUNITIES, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES.OVER THE PAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.


[GRAPHIC OMITTED]



  REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN
INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE.

REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITS.


[GRAPHIC OMITTED]



  MASTER LIMITED PARTNERSHIPS

MLPS ARE LIMITED PARTNERSHIPS IN WHICH THE OWNERSHIP UNITS ARE PUBLICLY TRADED. MLP UNITS ARE REGISTERED WITH THE SEC AND ARE FREELY TRADED ON A SECURITIES EXCHANGE OR IN THE OVER-THE-COUNTER MARKET. THE MAJORITY OF MLPS OPERATE IN OIL & GAS RELATED BUSINESSES INCLUDING ENERGY PROCESSING AND DISTRIBUTION. MLPS ARE PASS-THROUGH ENTITIES OR BUSINESSES THAT ARE TAXED AT THE SECURITY HOLDER LEVEL AND GENERALLY ARE NOT SUBJECT TO FEDERAL OR STATE INCOME TAX AT THE PARTNERSHIP LEVEL. ANNUAL INCOME, GAINS, LOSSES, DEDUCTIONS OR CREDITS OF THE MLP PASS THROUGH DIRECTLY TO ITS SECURITY HOLDERS.GENERALLY, A MLP IS OPERATED UNDER THE SUPERVISION OF ONE OR MORE MANAGING GENERAL PARTNERS. LIMITED PARTNERS ARE NOT INVOLVED IN THE DAY-TO-DAY MANAGEMENT OF THE PARTNERSHIP.


                                11 Dividend Fund

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock markets. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

The ratings of the Neuberger Berman research analysts represent the subjective determination of the analysts and may not accurately assess the investment prospects of a particular stock. Past performance of stocks rated
"B" by the research analysts does not necessarily predict the future performance of the Fund.

Dividends the Fund receives on common stocks are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. Qualified dividend income received by the Fund and distributed to its shareholders will generally be eligible for the reduced tax rate applicable to such income. Recently enacted tax legislation extended the reduced tax rate so that it will expire for taxable years beginning on or after January 1, 2011. A portion of the distributions that the Fund receives may be a return of capital.


To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns
-- be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

--  may have a shorter history of operations than larger companies
--  may not have as great an ability to raise additional capital
-- may have a less diversified product line, making them more susceptible to market pressure.

The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.


                                12 Dividend Fund

Interest rate risk is the risk that investments such as preferred stocks, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in interest rates. When market interest rates rise, the market value of such securities generally will fall.

Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

To the extent the Fund invests in REITs, its performance will also be affected by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Some of the REIT securities in which the Fund invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile. Most equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends.

REIT and other real estate company share prices overall will typically decline over periods when interest rates are rising. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free "pass-through" of income under the federal tax law.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDING, THE FUND INCREASES ITS RISK OF LOSS.


                                13 Dividend Fund

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.


                                14 Dividend Fund

PERFORMANCE
[GRAPHIC OMITTED]


The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

The Fund is modeled after separate accounts managed by Neuberger Berman Management LLC with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management LLC.


YEAR-BY-YEAR % RETURNS as of 12/31 each year

-------------------------------------------------------------------------------

1998    '98     '00     '01     '02     '03     '04     '05     '06     '07
-------------------------------------------------------------------------------

                                                                        [   ]


BEST QUARTER: [    ], [   ]%
WORST QUARTER: [    ], [   ]%
Year-to-date performance as of 9/30/2007: [   ]%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2007

-------------------------------------------------------------------------------
                                                                 Since
                                                               Inception
                                                1 Year        (11/2/2006)
-------------------------------------------------------------------------------
 DIVIDEND FUND
 Return Before Taxes                              [  ]             [  ]

 Return After Taxes on
 Distributions                                    [  ]             [  ]

 Return After Taxes on
 Distributions and
 Sale of Fund Shares                              [  ]             [  ]

 S&P 500 Index                                    [  ]             [  ]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks.
-------------------------------------------------------------------------------


-->   PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.



                                15 Dividend Fund

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

     FEE TABLE


 SHAREHOLDER FEES         None

-------------------------
 ANNUAL OPERATING EXPENSES (% of
average net assets)*
 These are deducted from Fund assets,
so you pay them indirectly
 Management fees**        0.85
 Distribution (12b-1)     0.10
  fees
 Other expenses          [1.59]
 Acquired fund fees and  [0.02]
  expenses***

-------------------------
 Total annual operating  [2.56]
  expenses

-------------------------
 Minus: Expense          [1.54]
  reimbursement

-------------------------
 Net expenses****         1.02

*     THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.


*** "ACQUIRED FUND FEES AND EXPENSES" ARE FEES AND EXPENSES INCURRED INDIRECTLY BY THE FUND AS A RESULT OF THE INVESTMENT OF ITS UNINVESTED CASH IN A FUND MANAGED BY NEUBERGER BERMAN MANAGEMENT LLC ("NBM") OR AN AFFILIATE.

**** NBM HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 8/31/2012, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE
      TRUST CLASS OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET
      ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY
      NBM FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE.


     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


             1 Year    3 Years    5 Years    10 Years

------------
 Expenses    $[104]    $[325]     $[914]     $[2,519]


[GRAPHIC OMITTED]


         INVESTMENT MANAGER
Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage
$[   ] billion in total assets (as of [   ]) and continue an asset
management history that began in 1939. For the 12 months ended 8/31/2007, the
management/administration fees paid to the Manager were [   ]% of average net
assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's semi-annual report dated February 2008.


                                16 Dividend Fund

PORTFOLIO MANAGERS
RICHARD LEVINE is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has been a Portfolio Manager with the firm since 1989 and has served as Portfolio Manager since the Fund's inception.

MICHELLE STEIN is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. She has been a Portfolio Manager at Neuberger Berman, LLC since 1983. Michelle joined Neuberger Berman in 1979.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Managers, other accounts managed by the Portfolio Managers, and ownership of Fund shares by the Portfolio Managers.


                                17 Dividend Fund

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                        Year Ended August 31,                              2007(1)            2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the
Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                           Share price (NAV) at beginning of year          10.00
 PLUS:                     Income from investment operations
                           Net investment income                            0.21
                           Net gains/losses - realized and unrealized       0.88
                           Subtotal: income from investment                 1.09
                           operations
 MINUS:                    Distributions to shareholders
                           Income dividends                                 0.16
 EQUALS:                   Share price (NAV) at end of year                10.93

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain
 expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                       1.00(2)
 Gross expenses(3)                                                           2.54(2)
 Expenses(4)                                                                 1.00(2)
 Net investment income - actual                                              2.37(2)

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the Fund bought and sold securities.
 Total return (%)(5)                                                        10.87(6)
 Net assets at end of year (in millions of dollars)                           7.1
 Portfolio turnover rate (%)                                                   42(6)

THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 11/2/2006 (BEGINNING OF OPERATIONS) TO 8/31/2007.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(6) NOT ANNUALIZED.

                                18 Dividend Fund

Neuberger Berman Energy Fund

(Formerly Neuberger Berman Premier Energy Fund)
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY

COMPANIES IN ENERGY-RELATED ACTIVITIES. CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by companies in energy-related activities, primarily common stocks. The Fund may invest in companies of any market capitalization and in domestic and foreign companies. The companies in energy-related activities in which the Fund invests include, among others, integrated oil and gas companies, refining companies, independent oil and gas companies, oil service companies, coal companies, energy infrastructure companies, energy transportation companies, energy master limited partnerships, natural gas and electric utilities, and alternative energy providers from solar, wind and hydrogen sources. The Fund intends to normally invest in higher yielding securities in order to maintain a current yield that is close to that of the Standard & Poor's 500 Composite Stock Index.

The Fund's investment decisions are based on the recommendations of Neuberger Berman's team of energy analysts. The Fund invests with a long-term bias for its holdings, seeking companies that the analysts believe will grow. The Fund seeks to invest in companies in energy-related activities with above average earnings, cash flow and dividend growth potential and in areas that the analysts believe are likely to benefit from the tight supply and demand conditions of the energy sector. The Fund intends to have broad representation across all sub-sectors of the energy complex with sub-sector weightings determined by market conditions. Adjustments will be made to industry weightings as market conditions dictate, as analyzed by the team of energy analysts.

The Portfolio Managers may sell a stock when the team of energy analysts determines that the stock's valuation has become excessive, when the team of energy analysts believes the underlying investment thesis for the stock has changed, when the team of energy analysts believes sub-sector weightings should be adjusted, or when a position becomes too large.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by companies in energy-related activities, without providing shareholders at least 60 days' advance notice.


                                 19 Energy Fund

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Because the Fund concentrates its assets in the energy sector, your investment in the Fund will be closely linked to the performance of the energy sector. The value of the Fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries and sectors.

Companies in the energy sector are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Companies in the energy sector also can be significantly affected by fluctuations in energy prices, the supply and demand for energy fuels, international political events, energy conservation, the success of exploration projects and tax and other governmental regulations.

The Fund may at times be more concentrated in particular sub-sectors of the energy sector e.g., oil service, refining and marketing, exploration and production, and coal. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the Fund emphasizes small-, mid, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns
-- be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.


                                 20 Energy Fund

In addition smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

--  may have a shorter history of operations than larger companies
--  may not have as great an ability to raise additional capital
-- may have a less diversified product line, making them more susceptible to market pressure.

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDING, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.


                                 21 Energy Fund

PERFORMANCE
[GRAPHIC OMITTED]


The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

The Fund is modeled after separate accounts managed by Neuberger Berman Management LLC with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management LLC.


YEAR-BY-YEAR % RETURNS as of 12/31 each year

-------------------------------------------------------------------------------

1998    '98     '00     '01     '02     '03     '04     '05     '06     '07
-------------------------------------------------------------------------------

                                                                        [   ]


BEST QUARTER: [    ], [   ]%
WORST QUARTER: [    ], [   ]%
Year-to-date performance as of 9/30/2007: [   ]%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2007

-------------------------------------------------------------------------------
                                                                 Since
                                                               Inception
                                                1 Year        (10/17/2006)
-------------------------------------------------------------------------------
 ENERGY FUND
 Return Before Taxes                              [  ]             [  ]

 Return After Taxes on
 Distributions                                    [  ]             [  ]

 Return After Taxes on
 Distributions and
 Sale of Fund Shares                              [  ]             [  ]

 S&P 500 Index                                    [  ]             [  ]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks.
-------------------------------------------------------------------------------


-->   PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.



                                 22 Energy Fund

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

     FEE TABLE


 SHAREHOLDER FEES         None

-------------------------
 ANNUAL OPERATING EXPENSES (% of
average net assets)*
 These are deducted from Fund assets,
so you pay them indirectly
 Management fees**        0.85
 Distribution (12b-1)     0.10
  fees
 Other expenses          [1.21]

-------------------------
 Total annual operating  [2.16]
  expenses

-------------------------
 Minus: Expense          [1.15]
  reimbursement

-------------------------
 Net expenses***          1.01

*     THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.


*** NEUBERGER BERMAN MANAGEMENT LLC (NBM) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 8/31/2012, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE TRUST CLASS OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBM FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE.


     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


             1 Year    3 Years    5 Years    10 Years

------------
 Expenses    $[103]    $[322]     $[821]     $[2,200]


[GRAPHIC OMITTED]


         INVESTMENT MANAGER
Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage
$[   ] billion in total assets (as of [   ]) and continue an asset
management history that began in 1939. For the 12 months ended 8/31/2007, the
management/administration fees paid to the Manager were [   ]% of average net
assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's semi-annual report dated February 2008.


                                 23 Energy Fund

PORTFOLIO MANAGERS
RONALD B. SILVESTRI is a Vice President of Neuberger Berman Management LLC and is the utilities and alternative energy analyst for Neuberger Berman, LLC. He has managed the Fund since inception. Mr. Silvestri has over 10 years of experience covering the utility sector. Mr. Silvestri joined Neuberger Berman in late 2005, having spent the previous 10 years at another firm as an analyst and portfolio manager covering the utility sector.

TODD HELTMAN is a Vice President of Neuberger Berman Management LLC and Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since July 2008. He is a research analyst for the firm's energy group. He joined Neuberger Berman in 2003.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Managers, other accounts managed by the Portfolio Managers, and ownership of Fund shares by the Portfolio Managers.


                                 24 Energy Fund

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                        Year Ended August 31,                               2007(1)            2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the
Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                           Share price (NAV) at beginning of year           10.00
 PLUS:                     Income from investment operations
                           Net investment income                             0.02
                           Net gains/losses - realized and unrealized        2.29
                           Subtotal: income from investment operations       2.31
 MINUS:                    Distributions to shareholders
                           Income dividends                                  0.03
                           Capital gain distributions                          -
                           Subtotal: distributions to shareholders           0.03
 EQUALS:                   Share price (NAV) at end of year                 12.28

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain
 expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                        1.00(5)
 Gross expenses(2)                                                            2.15(5)
 Expenses(3)                                                                  1.00(5)
 Net investment income - actual                                               0.20(5)

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the Fund bought and sold securities.
 Total return (%)(4)                                                         23.13(6)
 Net assets at end of year (in millions of dollars)                            8.5
 Portfolio turnover rate (%)                                                    45(6)

THE FIGURES ABOVE HAVE BEEN AUDITED BY TAIT, WELLER, & BAKER LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 10/17/2006 (BEGINNING OF OPERATIONS) TO 8/31/2007.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(5) ANNUALIZED.

(6) NOT ANNUALIZED.

                                 25 Energy Fund

Neuberger Berman Research Opportunities Fund

(Formerly Neuberger Berman Premier Analysts Fund)
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS LONG-TERM TOTAL RETURN.

To pursue this goal, the Fund invests in stocks of companies rated Buy ("B") by Neuberger Berman research analysts. The Fund may invest in companies of any market capitalization. The Fund is designed to take advantage of the research analysts' experience and knowledge by investing in their top investment choices (i.e., their stocks rated "B"). The Fund seeks to remain "sector neutral," meaning that the Portfolio Managers will actively manage the weights of the stocks rated "B" so that the Fund's sector exposures will normally remain within plus or minus 2% of the sector weightings of the Fund's benchmark. The Fund normally will hold all and only common stocks rated "B".

Neuberger Berman currently has 19 research analysts covering approximately 450 stocks from a universe of all publicly traded companies. The analysts are involved primarily in equity research, which includes, among other techniques, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes, and setting price targets for companies under coverage. The research analysts develop operating models of the companies under coverage, applying rigorous valuation techniques to carve out a smaller universe of companies that qualify for a "B" rating. Currently, about one-fifth to one-third of the approximately 450 companies are rated "B", with the others rated Neutral ("N"), Underperform ("U") or Monitor ("M"). On average, the research analysts have 13 years of investment research experience and in-depth knowledge of their industries and companies. The research analysts are "buy-side" analysts with a primary mission to find what they believe are attractive investment opportunities at the right time and price.

The research analysts use the following guidelines in ranking companies currently under coverage. Within each rating, the research analysts are instructed to take into consideration the risks associated with the company when assigning ratings.

"B" (BUY) - The research analysts expect these stocks to outperform broader domestic market indices (e.g., S&P 500 Index, Russell 3000, etc.) and produce a positive total return over a 12-18 month time horizon.

"N" (NEUTRAL) - The research analysts expect these stocks to perform approximately in line with broader domestic market indices over a 12-18 month time horizon.

"U" (UNDERPERFORM) - The research analysts believe these stocks have a significant risk of underperforming the broader domestic market indices and of producing a negative total return over a 12-18 month time horizon.

"M" (MONITOR) - The research analysts are monitoring these stocks based on their understanding of the company's business and industry. However, no opinion is being rendered regarding the future performance outlook of these stocks. The research analysts may perform more analysis on these stocks depending on interest from portfolio managers.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  ALL CAP: LARGE, MID AND SMALL CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES. COMPARED TO SMALLER


                         37 Research Opportunities Fund

COMPANIES, LARGE-CAP COMPANIES MAY BE LESS RESPONSIVE TO CHANGES AND OPPORTUNITIES, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES. OVER THE PAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.


                         38 Research Opportunities Fund

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

The ratings of the Neuberger Berman research analysts represent the subjective determination of the analysts and may not accurately assess the investment prospects of a particular stock. Past performance of stocks rated "B" by the research analysts does not necessarily predict the future performance of the Fund.

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns
-- be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

--  may have a shorter history of operations than larger companies
--  may not have as great an ability to raise additional capital
-- may have a less diversified product line, making them more susceptible to market pressure.

The Fund's sector neutral approach to investing may require investment in a sector at a time in the economic cycle when the economic prospects of that sector, taken as a whole, are declining. Performance in those situations will depend on the analysts' ability to find stocks that are minimally affected by the general trend or even run counter to it.

To the extent the Fund invests more heavily in one sector relative to its benchmark, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.


                         39 Research Opportunities Fund

[GRAPHIC OMITTED]



  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDING, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.


                         40 Research Opportunities Fund

PERFORMANCE
[GRAPHIC OMITTED]


The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

The Fund is modeled after separate accounts managed by Neuberger Berman Management LLC with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management LLC.


YEAR-BY-YEAR % RETURNS as of 12/31 each year

-------------------------------------------------------------------------------

1998    '98     '00     '01     '02     '03     '04     '05     '06     '07
-------------------------------------------------------------------------------

                                                                        [   ]


BEST QUARTER: [    ], [   ]%
WORST QUARTER: [    ], [   ]%
Year-to-date performance as of 9/30/2007: [   ]%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2007

-------------------------------------------------------------------------------
                                                                 Since
                                                               Inception
                                                1 Year        (11/2/2006)
-------------------------------------------------------------------------------
 RESEARCH OPPORTUNITIES FUND
 Return Before Taxes                              [  ]             [  ]

 Return After Taxes on
 Distributions                                    [  ]             [  ]

 Return After Taxes on
 Distributions and
 Sale of Fund Shares                              [  ]             [  ]

 S&P 500 Index                                    [  ]             [  ]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks.
-------------------------------------------------------------------------------


-->   PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.


                         41 Research Opportunities Fund

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

     FEE TABLE


 SHAREHOLDER FEES         None

-------------------------
 ANNUAL OPERATING EXPENSES (% of
average net assets)*
 These are deducted from Fund assets,
so you pay them indirectly
 Management fees**        0.85
 Distribution (12b-1)     0.10
  fees
 Other expenses          [1.36]

-------------------------
 Total annual operating  [2.31]
  expenses

-------------------------
 Minus: Expense          [1.31]
  reimbursement

-------------------------
 Net expenses***          1.00

*     THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.


*** NEUBERGER BERMAN MANAGEMENT LLC (NBM) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 8/31/2012, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE TRUST CLASS OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBM FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE.


     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


             1 Year    3 Years    5 Years    10 Years

------------
 Expenses    $[102]    $[318]     $[852]     $[2,317]


[GRAPHIC OMITTED]


         INVESTMENT MANAGER
Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage
$[   ] billion in total assets (as of [   ]) and continue an asset
management history that began in 1939. For the 12 months ended 8/31/2007, the
management/administration fees paid to the Manager were [   ]% of average net
assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's semi-annual report dated February 2008.


                         42 Research Opportunities Fund

PORTFOLIO MANAGERS
ROBERT B. CORMAN, is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since April 2008. He held senior positions in portfolio management at four other firms since 1981.

DAVID M. LEVINE, CFA, is Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since April 2008. He is a Portfolio Manager on the Large Cap Value team of Neuberger Berman, LLC. He joined Neuberger Berman in 1995.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Manager, other accounts managed by the Portfolio Manager, and ownership of Fund shares by the Portfolio Manager.


                         43 Research Opportunities Fund

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                        Year Ended August 31,                               2007(1)            2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the
Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                           Share price (NAV) at beginning of year           10.00
 PLUS:                     Income from investment operations
                           Net investment income                             0.04
                           Net gains/losses - realized and unrealized        1.12
                           Subtotal: income from investment operations       1.16
 MINUS:                    Distributions to shareholders
                           Income dividends                                  0.02
                           Capital gains distributions                         -
                           Subtotal: distributions to shareholders           0.02
 EQUALS:                   Share price (NAV) at end of year                 11.14

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain
 expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                        1.00(5)
 Gross expenses(2)                                                            2.31(5)
 Expenses(3)                                                                  1.00(5)
 Net investment income - actual                                               0.44(5)

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the Fund bought and sold securities.
 Total return (%)(4)                                                         11.58(6)
 Net assets at end of year (in millions of dollars)                            8.6
 Portfolio turnover rate (%)                                                    88(6)

THE FIGURES ABOVE HAVE BEEN AUDITED BY TAIT, WELLER, & BAKER LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 11/2/2006 (BEGINNING OF OPERATIONS) TO 8/31/2007.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENT.

(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(5) ANNUALIZED.

(6) NOT ANNUALIZED.

                         44 Research Opportunities Fund

Neuberger Berman

Your Investment
-------------------------------------------------------------------------------
Trust Class shares of each Fund are available through an investment provider or from Neuberger Berman Management LLC (see "Maintaining Your Account").




--   SHARE PRICES
Because Trust Class shares of the Funds do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Similarly, because the Funds do not charge fees for selling shares, your Fund pays you the full share price when you sell shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A TRUST CLASS SHARE OF A FUND IS THE TOTAL VALUE OF THAT FUND'S ASSETS ATTRIBUTABLE TO ITS TRUST CLASS SHARES MINUS ITS LIABILITIES ATTRIBUTABLE TO THOSE SHARES, DIVIDED BY THE TOTAL NUMBER OF THAT FUND'S TRUST CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF A FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUNDS USE MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN A FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. A FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. A FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR


                               45 Your Investment

OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT LLC, OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.



--   PRIVILEGES AND SERVICES
If you purchase Trust Class shares directly from Neuberger Berman Management LLC, you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.


[GRAPHIC OMITTED]



  DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.



--   DISTRIBUTIONS AND TAXES
DISTRIBUTIONS -- Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Funds make any distributions once a year (in December), except that Dividend Fund and Equity Income Fund, typically distribute any net investment income quarterly.


                               46 Your Investment

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional Trust Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Trust Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Trust Class shares of a Fund or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to individual retirement accounts, Roth IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss ("dividends") are generally taxed as ordinary income. However, a Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.


[GRAPHIC OMITTED]



  TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE


                               47 Your Investment

DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. THIS MAY BE SEPARATE FROM THE STATEMENT THAT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


[GRAPHIC OMITTED]



  BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM EACH FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.


[GRAPHIC OMITTED]



  BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE A FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.


                               48 Your Investment

--   MAINTAINING YOUR ACCOUNT
WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management LLC are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed "accepted" when the Funds' transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management LLC will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management LLC or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES If you bought your shares from Neuberger Berman Management LLC, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Funds' transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management LLC has determined that it is in the best interests of a Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).


                               49 Your Investment

WHEN YOU EXCHANGE SHARES -- You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

--  both accounts must have the same registration
-- you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved
-- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

-- in unusual circumstances where the law allows additional time if needed -- if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

OTHER POLICIES --  Under certain circumstances, the Funds reserve the right to:

--  suspend the offering of shares
--  reject any exchange or purchase order
-- suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
--  change, suspend, or revoke the exchange privilege
--  suspend the telephone order privilege
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
-- suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")


                               50 Your Investment

-- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
-- remain open and process orders to purchase or sell Fund shares when the Exchange is closed.


[GRAPHIC OMITTED]



  MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU PURCHASE OR SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


[GRAPHIC OMITTED]



  INVESTMENT PROVIDERS

THE TRUST CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NEUBERGER BERMAN MANAGEMENT LLC HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF ANY OF THE FUNDS DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES"). IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.


[GRAPHIC OMITTED]



  ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT LLC AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT LLC AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.


                               51 Your Investment

[GRAPHIC OMITTED]



  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

EACH FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, EACH FUND'S TRUST CLASS PAYS THE FUND'S DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT LLC, 0.10% OF ITS AVERAGE NET ASSETS EVERY YEAR TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO THE FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.


[GRAPHIC OMITTED]



  INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

                               52 Your Investment

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.



BUYING SHARES


 Method                   Things to know                                      Instructions

-------------------------
 SENDING US A CHECK       Your first investment must be at least $1,000       Fill out the application and enclose your
                                                                              check
                          Additional investments can be as little as $100
                                                                              If regular first-class mail, send to:
                          We cannot accept cash, money orders, starter         NEUBERGER BERMAN FUNDS
                          checks, cashier's checks, travelers checks, or      BOSTON SERVICE CENTER
                          other cash equivalents                              P.O. BOX 8403
                                                                              BOSTON, MA 02266-8403
                          You will be responsible for any losses or fees
                          resulting from a bad check; if necessary, we may    If express delivery, registered mail, or
                          sell other shares belonging to you in order to      certified mail, send to:
                          cover these losses                                   NEUBERGER BERMAN FUNDS
                                                                              C/O STATE STREET BANK AND TRUST COMPANY
                          All checks must be made out to "Neuberger
                                                                              30 DAN ROAD
                          Berman Funds"; we cannot accept checks made
                                                                              CANTON, MA 02021
                          out to you or other parties and signed over to us

-------------------------
 WIRING MONEY             All wires must be for at least $1,000               Before wiring any money, call for an order
                                                                              confirmation:
                                                                              Retail Services: 800-877-9700
                                                                              Institutional Support Services: 800-366-6264
                                                                              Have your financial institution send your wire
                                                                              to State Street Bank and Trust Company
                                                                              Include your name, the Fund name, your
                                                                              account number and other information as
                                                                              requested

-------------------------
 EXCHANGING FROM ANOTHER  All exchanges must be for at least $1,000           To place your order call:
 FUND                                                                         Retail Services: 800-877-9700
                          Both accounts involved must be registered in the    Institutional Support Services: 800-366-6264
                          same name, address and tax ID number
                                                                              To place an order using FUNDFONE(R), call 800-
                          An exchange order cannot be cancelled or            335-9366
                          changed once it has been placed

-------------------------
 BY TELEPHONE             We do not accept phone orders for a first           To notify us of your purchase call:
                          investment                                          Retail Services: 800-877-9700
                                                                              Institutional Support Services: 800-366-6264
                          Additional shares will be purchased when your
                          order is accepted                                   Immediately follow up with a wire or
                                                                              electronic transfer
                          Not available on retirement accounts

-------------------------
 SETTING UP SYSTEMATIC    All investments must be at least $100               Call 800-877-9700 for instructions
 INVESTMENTS


                               53 Your Investment

SELLING SHARES


 Method                   Things to know                                        Instructions

-------------------------
 SENDING US A LETTER      Unless you instruct us otherwise, we will mail        Send us a letter requesting us to sell shares
                          your proceeds by check to the address of record,      signed by all registered owners; include your
                          payable to the registered owner(s)                    name, account number, the Fund name, the
                                                                                dollar amount or number of shares you want
                          If you have designated a bank account on your         to sell, and any other instructions
                          application, you can request that we wire the
                          proceeds to this account; if the total balance of     If regular first-class mail, send to:
                          all of your Neuberger Berman fund accounts is          NEUBERGER BERMAN FUNDS
                          less than $200,000, you will be charged an $8.00      BOSTON SERVICE CENTER
                          wire fee                                              P.O. BOX 8403
                                                                                BOSTON, MA 02266-8403
                          You can also request that we send the proceeds
                          to your designated bank account by electronic         If express delivery, registered mail, or
                          transfer (ACH) without a fee                          certified mail, send to:
                                                                                 NEUBERGER BERMAN FUNDS
                          You may need a Medallion signature guarantee          C/O STATE STREET BANK AND TRUST COMPANY
                                                                                30 DAN ROAD
                          Please also supply us with your e-mail address
                                                                                CANTON, MA 02021
                          and daytime telephone number when you write to
                          us in the event we need to reach you

-------------------------
 SENDING US A FAX         For amounts of up to $50,000                          Write a request to sell shares as described
                                                                                above
                          Not available if you have changed the address on
                          the account in the past 15 days                       Call 800-877-9700 to obtain the appropriate
                                                                                fax number

-------------------------
 CALLING IN YOUR ORDER    All phone orders to sell shares must be for at        To place your order call:
                          least $1,000 unless you are closing out an            Retail Services: 800-877-9700
                          account                                               Institutional Support Services: 800-366-6264
                          Not available if you have declined the phone          Give your name, account number, the Fund
                          option or are selling shares in certain retirement    name, the dollar amount or number of shares
                          accounts (The only exception is for those             you want to sell, and any other instructions
                          retirement shareholders who are at least 59 1/2 or
                                                                                To place an order using FUNDFONE(R), call 800-
                          older and have their birthdates on file)
                                                                                335-9366
                          Not available if you have changed the address on
                          the account in the past 15 days

-------------------------
 EXCHANGING INTO ANOTHER  All exchanges must be for at least $1,000             To place your order call:
 FUND                                                                           Retail Services: 800-877-9700
                          Both accounts must be registered in the same          Institutional Support Services: 800-366-6264
                          name, address and tax ID number
                                                                                To place an order using FUNDFONE(R), call 800-
                          An exchange order cannot be cancelled or              335-9366
                          changed once it has been placed

-------------------------
 SETTING UP SYSTEMATIC    For accounts with at least $5,000 worth of shares     Call 800-877-9700 for instructions
 WITHDRAWALS              in them
                          Withdrawals must be at least $100


                               54 Your Investment

[GRAPHIC OMITTED]



  RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-366-6264 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.


[GRAPHIC OMITTED]



  INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.

AS A FUND SHAREHOLDER WHO BOUGHT SHARES DIRECTLY FROM NEUBERGER BERMAN MANAGEMENT LLC, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND
EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE(R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.



--   MARKET TIMING POLICY
Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management LLC applies the Funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make an effort to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.


                               55 Your Investment

--   PORTFOLIO HOLDINGS POLICY
A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

The complete portfolio holdings for each Fund is available at https://www.nb.com/nb/ mutual_funds_prospectuses 15-30 days after each month-end.

Each Fund's complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Complete holdings for each Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



--   FUND STRUCTURE
Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Funds.

                               56 Your Investment

--   RELATED PERFORMANCE


CONVERGENCE COMPOSITE
As of the date of this prospectus, Neuberger Berman Convergence Fund had not completed a full calendar year of operations and had no performance information to report.

Neuberger Berman Management LLC also manages other separate accounts with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Convergence Composite. Convergence Composite consists of separate accounts that invest at least 80% of its net assets in stocks of companies of any market capitalization with a dividend yield greater than the average dividend yield of the Standard & Poor's 500 Composite Stock Index that, at the time of purchase, the Neuberger Berman research analysts rate Buy. The total asset size of all the separate accounts comprising the Convergence Composite as of December 31, 2007 was approximately $[ ] million.

The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the Convergence Composite.

The performance of Convergence Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Convergence Composite. The performance of the Fund may be better or worse than the performance of Convergence Composite due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the Fund and the separate accounts in Convergence Composite. The separate accounts in Convergence Composite generally have lower expenses and are sold through different distribution channels than the Fund.

The table beside the chart shows what the return of Convergence Composite would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. The performance information shown below reflects the expenses of the separate accounts that comprise Convergence Composite. This information is based on past performance; it's not a prediction of future results.


                               57 Your Investment

CONVERGENCE COMPOSITE


YEAR-BY-YEAR % RETURNS as of 12/31 each year

-------------------------------------------------------------------------------

1998    '98     '00     '01     '02     '03     '04     '05     '06     '07
-------------------------------------------------------------------------------

                                                                [   ]   [   ]


BEST QUARTER: [    ], [   ]%
WORST QUARTER: [    ], [   ]%
Year-to-date performance as of 9/30/2007: [   ]%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2007

-------------------------------------------------------------------------------
                                                                 Since
                                                               Inception
                                                1 Year        (11/30/2005)
-------------------------------------------------------------------------------
 CONVERGENCE COMPOSITE
 Return Before Taxes                              [  ]             [  ]

 Return After Taxes on
 Distributions                                    [  ]             [  ]

 Return After Taxes on
 Distributions and
 Sale of Fund Shares                              [  ]             [  ]

 S&P 500 Index                                    [  ]             [  ]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks.
-------------------------------------------------------------------------------



                               58 Your Investment

DIVIDEND COMPOSITE

Neuberger Berman Management LLC also manages other separate accounts with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Dividend Composite. Dividend Composite consists of separate accounts that invest at least 80% of its net assets in stocks of companies of any market capitalization with a dividend yield greater than the average dividend yield of the Standard & Poor's 500 Composite Stock Index that, at the time of purchase, the Neuberger Berman research analysts rate Buy. The total asset size of all the separate accounts comprising the Dividend Composite as of December 31, 2007 was approximately $[ ] million.

The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the Dividend Composite.

The performance of Dividend Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Dividend Composite. The performance of the Fund may be better or worse than the performance of Dividend Composite due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the Fund and the separate accounts in Dividend Composite. The separate accounts in Dividend Composite generally have lower expenses and are sold through different distribution channels than the Fund.

The bar chart below shows how performance of Dividend Composite has varied from year to year. The table beside the chart shows what the return of Dividend Composite would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. The performance information shown below reflects the expenses of the separate accounts that comprise Dividend Composite. This information is based on past performance; it's not a prediction of future results.


                               59 Your Investment

DIVIDEND COMPOSITE


YEAR-BY-YEAR % RETURNS as of 12/31 each year

-------------------------------------------------------------------------------

1998    '98     '00     '01     '02     '03     '04     '05     '06     '07
-------------------------------------------------------------------------------

                                                        [   ]   [   ]   [   ]


BEST QUARTER: [    ], [   ]%
WORST QUARTER: [    ], [   ]%
Year-to-date performance as of 9/30/2007: [   ]%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2007

-------------------------------------------------------------------------------
                                                                 Since
                                                               Inception
                                                1 Year        (2/29/2004)
-------------------------------------------------------------------------------
 DIVIDEND COMPOSITE
 Return Before Taxes                              [  ]             [  ]

 Return After Taxes on
 Distributions                                    [  ]             [  ]

 Return After Taxes on
 Distributions and
 Sale of Fund Shares                              [  ]             [  ]

 S&P 500 Index                                    [  ]             [  ]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks.
-------------------------------------------------------------------------------



                               60 Your Investment

ENERGY COMPOSITE

Neuberger Berman Management LLC also manages other separate accounts with investment objectives, policies and strategies that are substantially similar to Neuberger Berman Energy Fund. Below you will find information about the prior performance of Energy Composite. Energy Composite consists of separate accounts that invest at least 80% of its net assets in securities issued by companies of any market capitalization in energy-related activities, primarily common stocks. The companies in energy-related activities include, among others, integrated oil and gas companies, refining companies, independent oil and gas companies, oil service companies, coal companies, energy infrastructure companies, energy transportation companies, energy master limited partnerships, natural gas and electric utilities, and alternative energy providers from solar, wind and hydrogen sources. The total asset size of all the separate accounts comprising the Energy Composite as of December 31, 2007 was approximately $[ ] million.

The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the Energy Composite.

The performance of Energy Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Energy Composite. The performance of the Fund may be better or worse than the performance of Energy Composite due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the Fund and the separate accounts in Energy Composite. The separate accounts in Energy Composite generally have lower expenses and are sold through different distribution channels than the Fund.

The bar chart below shows how performance of Energy Composite has varied from year to year. The table beside the chart shows what the return of Energy Composite would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. The performance information shown below reflects the expenses of the separate accounts that comprise Energy Composite. This information is based on past performance; it's not a prediction of future results.


                               61 Your Investment

ENERGY COMPOSITE



YEAR-BY-YEAR % RETURNS as of 12/31 each year

-------------------------------------------------------------------------------

1998    '98     '00     '01     '02     '03     '04     '05     '06     '07
-------------------------------------------------------------------------------

                                                        [   ]   [   ]   [   ]


BEST QUARTER: [    ], [   ]%
WORST QUARTER: [    ], [   ]%
Year-to-date performance as of 9/30/2007: [   ]%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2007

-------------------------------------------------------------------------------
                                                                 Since
                                                               Inception
                                                1 Year        (6/30/2004)
-------------------------------------------------------------------------------
 ENERGY COMPOSITE
 Return Before Taxes                              [  ]             [  ]

 Return After Taxes on
 Distributions                                    [  ]             [  ]

 Return After Taxes on
 Distributions and
 Sale of Fund Shares                              [  ]             [  ]

 S&P 500 Index                                    [  ]             [  ]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks.
-------------------------------------------------------------------------------



                               62 Your Investment

RESEARCH OPPORTUNITIES COMPOSITE

Neuberger Berman Management LLC also manages a separate account with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Research Opportunities Composite. Research Opportunities Composite is a separate account that invests in stocks of companies of any market capitalization that are rated Buy by Neuberger Berman research analysts. The asset size of Research Opportunities Composite as of December 31, 2007 was approximately $[ ] million.

The separate account is not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the Research Opportunities Composite.

The performance of Research Opportunities Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Research Opportunities Composite. The performance of the Fund may be better or worse than the performance of Research Opportunities Composite due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the Fund and the Research Opportunities Composite. Research Opportunities Composite generally has lower expenses and is sold through different distribution channels than the Fund.

The bar chart below shows how performance of Research Opportunities Composite has varied from year to year. The table beside the chart shows what the return of Research Opportunities Composite would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. The performance information shown below reflects the expenses of the Research Opportunities Composite. This information is based on past performance; it's not a prediction of future results.



                               63 Your Investment

RESEARCH OPPORTUNITIES COMPOSITE



YEAR-BY-YEAR % RETURNS as of 12/31 each year

-------------------------------------------------------------------------------

1998    '98     '00     '01     '02     '03     '04     '05     '06     '07
-------------------------------------------------------------------------------

                                                        [   ]   [   ]   [   ]


BEST QUARTER: [    ], [   ]%
WORST QUARTER: [    ], [   ]%
Year-to-date performance as of 9/30/2007: [   ]%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2007

-------------------------------------------------------------------------------
                                                                 Since
                                                               Inception
                                                1 Year        (9/30/2004)
-------------------------------------------------------------------------------
 RESEARCH OPPORTUNITIES COMPOSITE
 Return Before Taxes                              [  ]             [  ]

 Return After Taxes on
 Distributions                                    [  ]             [  ]

 Return After Taxes on
 Distributions and
 Sale of Fund Shares                              [  ]             [  ]

 S&P 500 Index                                    [  ]             [  ]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks.
-------------------------------------------------------------------------------



                               64 Your Investment

APPENDIX
NEUBERGER BERMAN CONVERGENCE FUND -- DESCRIPTION OF SECTORS

Neuberger Berman Convergence Fund seeks to achieve its investment objective by investing principally in common stocks in the following three sectors.

(1) MEDIA SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography). Many products produced by companies in this sector may become obsolete quickly. These companies may suffer when their products prove incompatible with dominant systems. Additionally, television, radio, cable television, and direct satellite broadcast system operators are subject to extensive competition and changing government regulation. Furthermore, any threat of deteriorating employment markets and weakening economy could pose a potential risk for those media companies that generate revenues from advertising sales.

(2) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends. These include semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign and domestic competition and to import tariffs and other government regulation changes. These companies are also exposed to currency risk as a rising portion of their revenues are from international operations. The economic outlook of these companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Finally, products in this space become obsolete quickly and may suffer incompatibility issues.

(3) TELECOMMUNICATIONS SECTOR: These companies own and operate both wired and wireless networks that transport both voice and data traffic. Examples include incumbent providers of domestic and international telephone services, regional and long distance operators, new entrants into the telecommunications industry including competitive local exchange carriers, broadband service providers, and data services companies, as well as cellular wireless operators. These companies are occasionally among the most richly-priced securities during periods of market expansion and they often suffer prolonged sell-offs. Further, the sector is characterized by short product cycles, intense competition for market share, and very high fixed costs. The telecommunications industry is also a heavily regulated industry and is subject to extensive government oversight.

                                  65 APPENDIX

[GRAPHIC OMITTED]



NEUBERGER BERMAN EQUITY FUNDS
TRUST CLASS SHARES

No front-end sales charges


If you would like further details on these Funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about each Fund's recent performance, including:

-- a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on these Funds, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about each Fund's management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT LLC
Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:


NEUBERGER BERMAN MANAGEMENT LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON, DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]



      [A0088 12/07] SEC file number: 811-582


[GRAPHIC OMITTED]



Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

--------------------------------------------------------------------------------

                          NEUBERGER BERMAN EQUITY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                               Trust Class Shares

                              DATED [_______], 2008

Neuberger Berman CONVERGENCE Fund  Neuberger Berman ENERGY Fund
Neuberger Berman DIVIDEND Fund     Neuberger Berman RESEARCH OPPORTUNITIES Fund
--------------------------------------------------------------------------------

             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700


      Neuberger Berman CONVERGENCE Fund (formerly, Neuberger Berman Premier Convergence Fund), Neuberger Berman DIVIDEND Fund (formerly, Neuberger Berman Premier Dividend Fund), Neuberger Berman ENERGY Fund (formerly, Neuberger Berman Premier Energy Fund) and Neuberger Berman RESEARCH OPPORTUNITIES Fund (formerly, Neuberger Berman Premier Analysts Fund) (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated [_________], 2008.

      The Prospectus for the Funds' Trust Class provides more information about each Fund that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management LLC ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

      The Funds' financial statements, notes thereto and the reports of their independent registered public accounting firms from the Funds' annual report to shareholders are incorporated by reference into (and are therefore legally part of) this SAI.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for the Funds' Trust Class.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management LLC" and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management LLC. (c)2008 Neuberger Berman Management LLC. All rights reserved.

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT INFORMATION.........................................................1
      Investment Policies and Limitations......................................1
      Cash Management and Temporary Defensive Positions........................4
      Additional Investment Information........................................5

PERFORMANCE INFORMATION.......................................................29

CERTAIN RISK CONSIDERATIONS...................................................30

TRUSTEES AND OFFICERS.........................................................30
      Information about the Board of Trustees.................................30
      Information about the Officers of the Trust.............................38

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................48
      Investment Manager and Administrator....................................48
      Management and Administration Fees......................................49
      Contractual Expense Limitations.........................................50
      Sub-Adviser.............................................................51
      Portfolio Manager Information...........................................51
      Other Investment Companies Managed......................................55
      Codes of Ethics.........................................................56
      Management and Control of NB Management and Neuberger Berman............56

DISTRIBUTION ARRANGEMENTS.....................................................57
      Distributor.............................................................57
      Revenue Sharing.........................................................58
      Distribution Plan.......................................................59

ADDITIONAL PURCHASE INFORMATION...............................................61
      Share Prices and Net Asset Value........................................61
      Financial Intermediaries................................................62
      Automatic Investing and Dollar Cost Averaging...........................63

ADDITIONAL EXCHANGE INFORMATION...............................................63

ADDITIONAL REDEMPTION INFORMATION.............................................64
      Suspension of Redemptions...............................................64
      Redemptions in Kind.....................................................65

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................65

ADDITIONAL TAX INFORMATION....................................................66
      Taxation of the Funds...................................................66
      Taxation of the Funds' Shareholders.....................................71

FUND TRANSACTIONS.............................................................72
      Commission Recapture Program and Expense Offset Arrangement.............76
      Portfolio Turnover......................................................77
      Proxy Voting............................................................77

PORTFOLIO HOLDINGS DISCLOSURE.................................................78
      Portfolio Holdings Disclosure Policy....................................78
      Portfolio Holdings Disclosure Procedures................................79
      Portfolio Holdings Approved Recipients..................................79

REPORTS TO SHAREHOLDERS.......................................................81

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................81

CUSTODIAN AND TRANSFER AGENT..................................................82

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS................................82

LEGAL COUNSEL.................................................................82

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................82

REGISTRATION STATEMENT........................................................83

FINANCIAL STATEMENTS..........................................................83

APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1

                             INVESTMENT INFORMATION

      Each Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

      Neuberger Berman CONVERGENCE Fund and Neuberger Berman ENERGY Fund commenced operations as separate series of the Trust on January 9, 2007 and October 17, 2006, respectively. Neuberger Berman DIVIDEND Fund and Neuberger Berman RESEARCH OPPORTUNITIES Fund commenced operations as separate series of the Trust on November 2, 2006.

      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

            (1) 67% of the units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

            (2)  a majority of the outstanding shares of the Fund.

      These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

      Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund.

      The following investment policies and limitations are fundamental and apply to all Funds unless otherwise indicated:

      1. BORROWING. No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES. No Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

      3. DIVERSIFICATION (ALL FUNDS EXCEPT NEUBERGER BERMAN CONVERGENCE FUND AND NEUBERGER BERMAN ENERGY FUND). No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      DIVERSIFICATION (NEUBERGER BERMAN CONVERGENCE FUND AND NEUBERGER BERMAN ENERGY FUND). Each Fund is non-diversified under the 1940 Act.

      4. INDUSTRY CONCENTRATION (ALL FUNDS EXCEPT NEUBERGER BERMAN CONVERGENCE FUND AND NEUBERGER BERMAN ENERGY FUND). No Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities.

      INDUSTRY CONCENTRATION (NEUBERGER BERMAN CONVERGENCE FUND). The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund normally will invest greater than 25% of its total assets in industries within the telecommunications, media and technology sectors. This limitation does not apply to U.S. Government and Agency Securities.

      INDUSTRY CONCENTRATION (NEUBERGER BERMAN ENERGY FUND). The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest greater than 25% of its total assets in the energy industries. This limitation does not apply to U.S. Government and Agency Securities.

      5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE (ALL FUNDS EXCEPT NEUBERGER BERMAN DIVIDEND FUND). No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      REAL ESTATE (NEUBERGER BERMAN DIVIDEND FUND). Each Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that a Fund may (i) invest in securities of issuers a principal business of which is mortgaging, investing and/or dealing in real estate or interests therein, (ii) invest in instruments that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

      7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. No Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

      For purposes of the limitation on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

      Each Fund has the following fundamental investment policy:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      The following investment policies and limitations are non-fundamental and apply to all Funds unless otherwise indicated:

      1. BORROWING (ALL FUNDS EXCEPT NEUBERGER BERMAN CONVERGENCE FUND). No Fund may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

      BORROWING (NEUBERGER BERMAN CONVERGENCE FUND). The Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

      2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

      3. MARGIN  TRANSACTIONS  (ALL FUNDS EXCEPT  NEUBERGER  BERMAN  CONVERGENCE
FUND). No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      MARGIN TRANSACTIONS (NEUBERGER BERMAN CONVERGENCE FUND). The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation. The Fund may use the proceeds of short sales to buy securities.

      4. FOREIGN SECURITIES. No Fund may invest more than 20% of the value of its total assets in securities denominated in foreign currency.

      These policies do not limit investment in American Depository Receipts ("ADRs") and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.

      5. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      6. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER BERMAN CONVERGENCE FUND AND NEUBERGER BERMAN ENERGY FUND). At the close of each quarter of the Fund's taxable year, (i) no more than 25% of the value of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than 5% of the value of its total assets may be invested in the securities of a single issuer. These limitations do not apply to government securities, as defined for purposes of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"), or securities of another regulated investment company (as so defined) ("RIC").

      7. EQUITY SECURITIES. Each Fund normally invests at least 80% of its assets in equity securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders. As used in this policy, "assets" means net assets plus the amount of any borrowing for investment purposes.

      Convertible securities are considered equity securities for purposes of each Fund's non-fundamental policy to invest at least 80% of its net assets in equity securities.

Cash Management and Temporary Defensive Positions
-------------------------------------------------

      For temporary defensive purposes, or to manage cash pending investment or payout, each Fund may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

      In reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Fund from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the Financial Industry Regulatory

Authority, Inc. ("FINRA") ("sales charge"), or a service fee, as defined in that rule, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Fund's investment adviser must waive a sufficient amount of its advisory fee to offset any such sales charge or service fee.

      In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund.

Additional Investment Information
---------------------------------

      Some or all of the Funds, as indicated below, may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal investment strategies are discussed in the Prospectus. The Funds may not buy all of the types of securities or use all of the investment techniques that are described.

      ILLIQUID SECURITIES (ALL FUNDS). Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by a Fund. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Funds are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions that could be costly to the Funds.

      POLICIES AND LIMITATIONS. No Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

      REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

      SECURITIES LOANS (ALL FUNDS). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds do not have the right to vote on securities while they are on loan. However, it is the Funds' policy to attempt to terminate loans in time to vote those proxies that a Fund has determined are material to the interests of the Fund. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Funds may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

      POLICIES AND LIMITATIONS. Each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Cash Management and Temporary Defensive Positions" for information on how the cash collateral may be invested. A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule

144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, that Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time that Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS (ALL FUNDS). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to that Fund's obligations under the agreement.

      LEVERAGE (ALL FUNDS). Each Fund may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund's net asset value ("NAV"). Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund's shareholders as dividends, if any, will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of each Fund's investment limitations.

      POLICIES AND LIMITATIONS. Generally, each Fund does not intend to use leverage for investment purposes. Each Fund may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

      FOREIGN SECURITIES (ALL FUNDS). Each Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds' rights as investors.

      Each Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on portfolio transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      Each Fund may invest in ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and International Depository Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      Issuers of the securities underlying sponsored depositary receipts, but not unsponsored depositary receipts, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored depositary receipts is less likely to reflect the effect of such information.

      POLICIES AND LIMITATIONS. To limit the risks inherent in investing in foreign currency denominated securities, a Fund may not purchase any such security if, as a result, more than 20% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within these limitations, however, none of the Funds is restricted in the amount it may invest in securities denominated in any one foreign currency.

      Each Fund (except Neuberger Berman CONVERGENCE Fund and Neuberger Berman ENERGY Fund) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

      FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (ALL FUNDS). Each Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily within two months, although a Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued purchases and forward commitment transactions enable a Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in that Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund's NAV as long as the commitment to sell remains in effect.

      POLICIES AND LIMITATIONS. Each Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or renegotiate a commitment after it has been entered into. Each Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Funds may realize capital gains or losses in connection with these transactions.

      When a Fund purchases securities on a when-issued or forward commitment basis, that Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of that Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the portfolio securities will be held in a segregated account, or the portfolio securities will be designated on the Fund's records as segregated, while the commitment is outstanding. These procedures are designed to ensure that each Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

      TELECOMMUNICATIONS SECURITIES (ALL FUNDS). These include the securities of companies that own and operate both wired and wireless networks that transport both voice and data traffic. Examples include incumbent providers of domestic and international telephone services, regional and long distance operators, new entrants into the telecommunications industry including competitive local exchange carriers, broadband service providers, and data services companies, as well as cellular wireless operators. These companies are occasionally among the most richly-priced securities during periods of market expansion and they often suffer prolonged sell-offs. Further, the sector is characterized by short product cycles, intense competition for market share, and very high fixed costs. Many products produced by companies in this sector may become obsolete quickly. The telecommunications industry is also a heavily regulated industry and is subject to extensive government oversight.

      The issuers of telecommunications securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

      MEDIA SECURITIES (ALL FUNDS). These include the securities of companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography). Many products produced by companies in this sector may become
obsolete  quickly.   These  companies  may  suffer  when  their  products  prove incompatible with dominant systems. Additionally, television, radio, cable television, and direct satellite broadcast system operators are subject to extensive competition and changing government regulation. Furthermore, any threat of deteriorating employment markets and weakening economy could pose a potential risk for those media companies that generate revenues from advertising sales.

      The issuers of media securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

      TECHNOLOGY SECURITIES (ALL FUNDS). These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

      The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

      REAL ESTATE-RELATED INSTRUMENTS (ALL FUNDS). No Fund will directly invest in real estate, but each Fund may invest in securities issued by real estate companies. Investments in the securities of companies in the real estate industry subject a Fund to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

      Real estate-related instruments include securities of real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

      REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

      The types of REITs described above are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Code and failing to maintain exemption from the 1940 Act.

      REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause a Fund to indirectly bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs.

      Each Fund may also invest in mortgage-backed securities. These are fixed income securities that represent an interest in a pool of mortgages and entitle the holder to a payout derived from the payment of principal and interest on the underlying mortgages. Like other fixed income securities, the value of mortgage-backed securities generally rises when market interest rates fall and falls when those interest rates rise. These changes in value are more pronounced the longer the duration of the pool. However, because mortgagors have the option to refinance and pay off their mortgages early, the duration of a mortgage pool is somewhat unpredictable. When interest rates decline sufficiently, many mortgagors refinance. This limits a Fund's ability to benefit from increases in value caused by a decline in rates. When rates increase, the value of mortgage-backed securities declines, and fewer mortgagors refinance, thereby extending the duration of the pool and accentuating the decline in value. Mortgage-backed securities are subject to the risk that mortgagors will default on their payments and the value of the underlying property will be inadequate to cover the loss. Mortgages that underlie securities issued by U.S. Government instrumentalities (such as Ginnie Mae, Fannie Mae, and Freddie Mac) generally must meet certain standards intended to reduce that risk and are usually guaranteed against such losses, but privately issued mortgage securities may not meet those standards or be guaranteed. Interests in mortgage REITs, although they are equity securities, can be subject to many of the same risks as mortgage-backed securities.

      ENERGY-RELATED INVESTMENTS (ALL FUNDS). The securities of companies in energy-related activities include, among others, integrated oil and gas companies, refining companies, independent oil and gas companies, oil service companies, coal companies, energy infrastructure companies, energy transportation companies, energy master limited partnerships (see "Master Limited Partnerships" below), natural gas and electric utilities, and alternative energy providers of solar, wind and hydrogen. Companies in the energy sector are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that a Fund cannot control) and may lack the resources and the broad business lines to weather hard times. These companies face the risk that their earnings, dividends and stock prices will be affected by changes in the prices and supplies of energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including the supply and demand for energy fuels; international political events; energy conservation; the success of exploration projects; tax and other governmental regulations; policies of the Organization of Petroleum Exporting Countries ("OPEC"); and relationships among OPEC members and between OPEC and oil-importing countries.

   FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES AND
               INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

      FUTURES CONTRACTS AND OPTIONS THEREON (ALL FUNDS). Each Fund may purchase and sell single stocks and interest rate futures contracts, stock and bond index futures contracts (including those on a narrow-based index), and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Funds view investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

      A Fund may sell futures contracts to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. A Fund may purchase futures contracts to fix what NB Management believes to be a favorable price for securities the Fund intends to purchase. If a futures contract is purchased by the Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for anticipated differences in volatility between positions a Fund wishes to hedge and the standardized futures contracts available to it, each Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

      For purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing their NAVs, the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although each Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could have an adverse impact on the NAV of the Fund.

      Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF.

      Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

      POLICIES AND LIMITATIONS. Each Fund may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Funds do not engage in transactions in futures and options on futures for speculation.

      Each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the Portfolio Managers may use such futures and options to increase the Funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      CALL OPTIONS ON SECURITIES (ALL FUNDS). Each Fund may write covered call options and may purchase call options on securities and call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

      When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Funds' total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

      When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. Each Fund may write covered call options and may purchase call options on securities and call options in related closing transactions. Each Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do).

      A Fund would purchase a call option to offset a previously written call option. Each Fund also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. Neuberger Berman CONVERGENCE Fund may purchase call options for hedging or non-hedging purposes.

      PUT OPTIONS ON SECURITIES (ALL FUNDS). Each Fund may write and purchase put options on securities. Each Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

      When any Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Portfolio securities on which a Fund may write and purchase put options are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. Each Fund generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV).

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS (ALL FUNDS). The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger Berman CONVERGENCE Fund also may purchase and sell European style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Neuberger Berman CONVERGENCE Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counter-party, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

      The premium a Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

      A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its inventory. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. Each Fund may use American-style options. Neuberger Berman CONVERGENCE Fund may also purchase and sell European style options and may purchase and sell options that are traded on foreign exchanges.

      The assets used as cover (or segregated) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      PUT AND CALL OPTIONS ON SECURITIES INDICES (ALL FUNDS). Each Fund may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Fund's securities or securities the Fund intends to buy. The Fund may write securities index options to close out positions in such options that it has purchased.

      For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. Each Fund may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Fund will be listed and traded on an exchange. The Fund currently does not expect to invest a substantial portion of its assets in securities index options.

      For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Funds will be listed and traded on an exchange.

      FOREIGN CURRENCY TRANSACTIONS (ALL FUNDS). Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). Each Fund also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      Each Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. Each Fund will not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

      Neuberger Berman CONVERGENCE Fund and Neuberger Berman DIVIDEND Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Funds may invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting a Fund's ability to prevent potential losses. In addition, Neuberger Berman CONVERGENCE Fund and Neuberger Berman DIVIDEND Fund may invest in securities denominated in other currency baskets.

      POLICIES AND LIMITATIONS. Each Fund may enter into forward contracts for the purpose of hedging and not for speculation.

      When a Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency.

      OPTIONS ON FOREIGN CURRENCIES (ALL FUNDS). Each Fund may write and purchase covered call and put options on foreign currencies.

      Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. A Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. If a Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

      COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account, or designated on its records as segregated, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, segregate the prescribed amount of cash or appropriate liquid securities.

      Segregated securities cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

      GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Fund's use of Financial Instruments will be successful.

      Each Fund's use of Financial Instruments may be limited by the provisions of the Code with which it must comply to continue to qualify as a RIC. See
"Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

      POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      SHORT SALES (NEUBERGER BERMAN CONVERGENCE FUND). Neuberger Berman CONVERGENCE Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

      The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      The Fund may also make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if Neuberger Berman CONVERGENCE Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker), or designate on its records as segregated, an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated assets at such a level that (1) the amount of segregated assets plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount of segregated assets plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. The Fund's ability to engage in short sales may be impaired by temporary prohibitions on short selling imposed by domestic and certain foreign government regulators.

      FIXED INCOME SECURITIES (ALL FUNDS). While the emphasis of each Fund's investment program is on common stocks and other equity securities, each Fund may invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may also invest in investment grade corporate bonds and debentures. The debt securities in which the Funds may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. Each Fund may invest in corporate debt securities rated below investment grade.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan

Mortgage Corporation), SLM Corporation (formerly, Student Loan Marketing Association) (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to a Fund warrants exposure to the additional level of risk.

      POLICIES AND LIMITATIONS. Each Fund may invest up to 20% of its total assets in debt securities, excluding convertible debt securities.

      There are no restrictions as to the ratings of debt securities each Fund may acquire or the portion of its assets each may invest in debt securities in a particular ratings category. Although the Funds do not presently intend to invest in debt securities, they may invest in convertible debt securities that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

      COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

      POLICIES AND LIMITATIONS. Each Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. The Funds may also invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated assets.

      ZERO COUPON SECURITIES (ALL FUNDS). Each Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      The discount on zero coupon securities ("original issue discount" or "OID") must be included in gross income ratably by each Fund prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its accrued OID) to its shareholders each year for federal income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the distribution requirements. See "Additional Tax Information."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      CONVERTIBLE SECURITIES (ALL FUNDS). Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund's ability to achieve its investment objectives.

      POLICIES AND LIMITATIONS. Convertible securities are considered equity securities for purposes of each Fund's non-fundamental policy to invest at least 80% of its net assets in equity securities. Convertible debt securities are subject to each Fund's investment policies and limitations concerning fixed income securities.

      PREFERRED STOCK (ALL FUNDS). Each Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      SWAP AGREEMENTS (ALL FUNDS). Each Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

      POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, each Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

      CANADIAN INCOME TRUSTS (ALL FUNDS). Canadian income trusts commonly hold debt or equity securities in, or are entitled to receive royalties from, an underlying active business. The income trust structure is typically adopted by businesses that require a limited amount of capital in maintenance and that generate stable cash flows. The value of an income trust can rise or fall for the same reasons that affect equity securities or because of changes to interest rates.

      An investment in units of Canadian income trusts is not the equivalent of owning shares in a corporation. Unit holders do not have the statutory rights normally associated with owning shares in a corporation. Investments in income trusts will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates and other economic factors. Typically, income trusts are more volatile than fixed-income securities and preferred shares. The value of income trust units may decline significantly if they are unable to meet distribution targets. To the extent that claims against an income trust are not satisfied by the trust, investors in the income trust (including any Fund that invests in the income trust) could be held responsible for such obligations. Certain, but not all, jurisdictions have enacted legislation to protect investors from some of this liability. There is also a risk that the tax rules relating to income trusts may change in a way that is negative to income trust investors.

      MASTER LIMITED PARTNERSHIPS (ALL FUNDS). Master limited partnerships ("MLPs") are limited partnerships (or similar entities) in which the ownership units (i.e., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter ("OTC") market. Many MLPs operate in the oil and gas related businesses, including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

      Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

      The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation's shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

      OTHER INVESTMENT COMPANY SECURITIES (ALL FUNDS). Each Fund may invest in shares of other investment companies (including shares of exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. Such an investment may be the most practical or only manner in which a Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      As a shareholder in an investment company, a Fund would indirectly bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Funds do not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      ETFs are investment companies that are registered as open-end management companies or unit investment trusts but possess some of the characteristics of closed-end funds. For example, like closed-end funds, ETFs' shares are listed and traded in the secondary market.

      Many ETFs are passively managed and seek to provide returns that track the price and yield performance of a particular index. Although such ETFs may invest in other instruments, they largely hold the securities (e.g., common stocks) in the relevant index.

      POLICIES AND LIMITATIONS. For cash management purposes, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. See "Cash Management and Temporary Investment Policy."

      Otherwise, a Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate. However, a Fund may exceed these limits when investing in shares of an ETF, subject to the terms and conditions of an exemptive order from the SEC obtained by the ETF that permits an investing fund, such as the Fund, to invest in the ETF in excess of the limits described above. In addition, the SEC has proposed a rule, on which a Fund may rely, that would, if adopted, permit funds to invest in ETFs in excess of those limits.

      Each Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

      INDEXED SECURITIES (ALL FUNDS). Each Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

      TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

      RECENT MARKET EVENTS. Recent events have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds[, including the Funds]. These events have included, but are not limited to, the Federal government's placement of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc. ("LBHI"), the sale of Merrill Lynch to Bank of America, the U.S. Government bailout of American International Group, Inc ("AIG"), reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and U.K. governments banning short-selling. Both domestic and international equity markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may also negatively affect many issuers worldwide. It may also result in certain issuers having more difficulty obtaining financing and ultimately a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on the Funds.


                             PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

                           CERTAIN RISK CONSIDERATIONS

      Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.


                              TRUSTEES AND OFFICERS

      The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information About the Board of Trustees
---------------------------------------

---------------------------------------------------------------------------------------------------------------------

                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
--------------          --------------                                         -----------       ---------------
Address (1)               Served (2)        Principal Occupation(s) (3)      Fund Trustee (4)         Trustee
-----------               ----------        ---------------------------      ----------------         -------

---------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
John Cannon (1930)       Trustee since    Consultant; formerly, Chairman,           62         Independent Trustee
                              2000        CDC Investment Advisers                              or Director of three
                                          (registered investment adviser),                     series of
                                          1993 to January 1999; formerly,                      Oppenheimer Funds:
                                          President and Chief Executive                        Oppenheimer Limited
                                          Officer, AMA Investment                              Term New York
                                          Advisors, an affiliate of the                        Municipal Fund,
                                          American Medical Association.                        Rochester Fund
                                                                                               Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund
                                                                                               since 1992.
---------------------------------------------------------------------------------------------------------------------
Faith Colish (1935)      Trustee since    Counsel, Carter Ledyard &                 62         Formerly, Director
                              1982        Milburn LLP (law firm) since                         (1997 to 2003) and
                                          October 2002; formerly,                              Advisory Director
                                          Attorney-at-Law and President,                       (2003 to 2006), ABA
                                          Faith Colish, A Professional                         Retirement Funds
                                          Corporation, 1980 to 2002.                           (formerly, American
                                                                                               Bar Retirement
                                                                                               Association)
                                                                                               (not-for-profit
                                                                                               membership
                                                                                               corporation).
---------------------------------------------------------------------------------------------------------------------

                                                                 30

---------------------------------------------------------------------------------------------------------------------

                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
--------------          --------------                                         -----------       ---------------
Address (1)               Served (2)        Principal Occupation(s) (3)      Fund Trustee (4)         Trustee
-----------               ----------        ---------------------------      ----------------         -------

---------------------------------------------------------------------------------------------------------------------
Martha C. Goss (1949)    Trustee since    President, Woodhill Enterprises           62         Director, Ocwen
                              2007        Inc./Chase Hollow Associates LLC                     Financial
                                          (personal investment vehicle),                       Corporation
                                          since 2006; Chief Operating and                      (mortgage
                                          Financial Officer, Hopewell                          servicing), since
                                          Holdings LLC/ Amwell Holdings,                       2005; Director,
                                          LLC (a holding company for a                         American Water
                                          healthcare reinsurance company                       (water utility),
                                          start-up), since 2003; formerly,                     since 2003;
                                          Consultant, Resources Connection                     Director, Channel
                                          (temporary staffing), 2002 to                        Reinsurance
                                          2006.                                                (financial guaranty
                                                                                               reinsurance), since
                                                                                               2006; Advisory Board
                                                                                               Member, Attensity
                                                                                               (software
                                                                                               developer), since
                                                                                               2005; Director,
                                                                                               Allianz Life of New
                                                                                               York (insurance),
                                                                                               since 2005;
                                                                                               Director, Financial
                                                                                               Women's Association
                                                                                               of New York (not for
                                                                                               profit association),
                                                                                               since 2003; Trustee
                                                                                               Emerita, Brown
                                                                                               University, since
                                                                                               1998.
---------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (1937)    Trustee since    President, C.A. Harvey                    62         Formerly, President,
                              2000        Associates, since October 2001;                      Board of Associates
                                          formerly, Director, AARP, 1978                       to The National
                                          to December 2001.                                    Rehabilitation
                                                                                               Hospital's Board of
                                                                                               Directors, 2001 to
                                                                                               2002; formerly,
                                                                                               Member, Individual
                                                                                               Investors Advisory
                                                                                               Committee to the New
                                                                                               York Stock Exchange
                                                                                               Board of Directors,
                                                                                               1998 to June 2002.
---------------------------------------------------------------------------------------------------------------------

                                                                 31

---------------------------------------------------------------------------------------------------------------------

                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
--------------          --------------                                         -----------       ---------------
Address (1)               Served (2)        Principal Occupation(s) (3)      Fund Trustee (4)         Trustee
-----------               ----------        ---------------------------      ----------------         -------

---------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh         Trustee since    Marcus Nadler Professor Emeritus          62         Formerly, Director,
(1927)                        2000        of Finance and Economics, New                        The Caring Community
                                          York University Stern School of                      (not-for-profit),
                                          Business; formerly, Executive                        1997 to 2006;
                                          Secretary-Treasurer, American                        formerly, Director,
                                          Finance Association, 1961 to                         DEL Laboratories,
                                          1979.                                                Inc. (cosmetics and
                                                                                               pharmaceuticals),
                                                                                               1978 to 2004;
                                                                                               formerly, Director,
                                                                                               Apple Bank for
                                                                                               Savings, 1979 to
                                                                                               1990; formerly,
                                                                                               Director, Western
                                                                                               Pacific Industries,
                                                                                               Inc., 1972 to 1986
                                                                                               (public company).
---------------------------------------------------------------------------------------------------------------------
Michael M. Knetter       Trustee since    Dean, School of Business,                 62         Trustee,
(1960)                        2007        University of Wisconsin -                            Northwestern Mutual
                                          Madison; formerly, Professor of                      Series Fund, Inc.,
                                          International Economics and                          since February 2007;
                                          Associate Dean, Amos Tuck School                     Director, Wausau
                                          of Business - Dartmouth College,                     Paper, since 2005;
                                          1998 to 2002.                                        Director, Great Wolf
                                                                                               Resorts, since 2004.
---------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf         Trustee since    Retired; formerly, Vice                   62         Director,
(1937)                        1984        President and General Counsel,                       Webfinancial
                                          WHX Corporation (holding                             Corporation (holding
                                          company), 1993 to 2001.                              company), since
                                                                                               December 2002;
                                                                                               formerly, Director
                                                                                               WHX Corporation
                                                                                               (holding company),
                                                                                               January 2002 to June
                                                                                               2005; formerly,
                                                                                               Director, State
                                                                                               Theatre of New
                                                                                               Jersey
                                                                                               (not-for-profit
                                                                                               theater), 2000 to
                                                                                               2005.
---------------------------------------------------------------------------------------------------------------------

                                                                 32

---------------------------------------------------------------------------------------------------------------------

                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
--------------          --------------                                         -----------       ---------------
Address (1)               Served (2)        Principal Occupation(s) (3)      Fund Trustee (4)         Trustee
-----------               ----------        ---------------------------      ----------------         -------

---------------------------------------------------------------------------------------------------------------------

George W. Morriss        Trustee since    Formerly, Executive Vice                  62         Manager, Old Mutual
(1947)                        2007        President and Chief Financial                        2100 fund complex
                                          Officer, People's Bank (a                            (consisting of six
                                          financial services company),                         funds) since October
                                          1991 to 2001.                                        2006 for four funds
                                                                                               and since February
                                                                                               2007 for two funds.
---------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien        Trustee since    Formerly, Member, Investment              62         Formerly, Director,
(1928)                        1993        Policy Committee, Edward Jones,                      Legg Mason, Inc.
                                          1993 to 2001; President,                             (financial services
                                          Securities Industry Association                      holding company),
                                          ("SIA") (securities industry's                       1993 to July 2008;
                                          representative in government                         formerly, Director,
                                          relations and regulatory matters                     Boston Financial
                                          at the federal and state                             Group (real estate
                                          levels),  1974 to 1992; Adviser                      and tax shelters),
                                          to SIA, November 1992 to                             1993 to 1999.
                                          November 1993.
---------------------------------------------------------------------------------------------------------------------
William E. Rulon         Trustee since    Retired; formerly, Senior Vice            62         Formerly, Director,
(1932)                        1986        President, Foodmaker, Inc.                           Pro-Kids Golf and
                                          (operator and franchiser of                          Learning Academy
                                          restaurants), until January 1997.                    (teach golf and
                                                                                               computer usage to
                                                                                               "at risk" children),
                                                                                               1998 to 2006;
                                                                                               formerly, Director,
                                                                                               Prandium, Inc.
                                                                                               (restaurants), March
                                                                                               2001 to  July 2002.
---------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan        Trustee since    Founding General Partner, Oxford          62         None.
(1931)                        1982        Partners and Oxford Bioscience
                                          Partners (venture capital
                                          investing) and President, Oxford
                                          Venture Corporation, since 1981.
---------------------------------------------------------------------------------------------------------------------

                                                                 33

---------------------------------------------------------------------------------------------------------------------

                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
--------------          --------------                                         -----------       ---------------
Address (1)               Served (2)        Principal Occupation(s) (3)      Fund Trustee (4)         Trustee
-----------               ----------        ---------------------------      ----------------         -------

---------------------------------------------------------------------------------------------------------------------
Tom D. Seip (1950)       Trustee since    General Partner, Seip                     62         Director, H&R Block,
                           2000; Lead     Investments LP (a private                            Inc. (financial
                          Independent     investment partnership);                             services company),
                            Trustee       formerly, President and CEO,                         since May 2001;
                         beginning 2006   Westaff, Inc. (temporary                             Chairman,
                                          staffing), May 2001 to January                       Compensation
                                          2002; formerly, Senior Executive                     Committee, H&R
                                          at the Charles Schwab                                Block, Inc., since
                                          Corporation, 1983 to 1998,                           2006; Director,
                                          including Chief Executive                            America One
                                          Officer, Charles Schwab                              Foundation, since
                                          Investment Management, Inc., and                     1998; formerly,
                                          Trustee, Schwab Family of Funds                      Chairman, Governance
                                          and Schwab Investments, 1997 to                      and Nominating
                                          1998, and Executive Vice                             Committee, H&R
                                          President-Retail Brokerage,                          Block, Inc., 2004 to
                                          Charles Schwab & Co., Inc., 1994                     2006; formerly,
                                          to 1997.                                             Director, Forward
                                                                                               Management, Inc.
                                                                                               (asset management
                                                                                               company), 1999 to
                                                                                               2006; formerly.
                                                                                               Director, E-Bay
                                                                                               Zoological Society,
                                                                                               1999 to 2003;
                                                                                               formerly, Director,
                                                                                               General Magic (voice
                                                                                               recognition
                                                                                               software), 2001 to
                                                                                               2002; formerly,
                                                                                               Director, E-Finance
                                                                                               Corporation (credit
                                                                                               decisioning
                                                                                               services), 1999 to
                                                                                               2003; formerly,
                                                                                               Director,
                                                                                               Save-Daily.com
                                                                                               (micro investing
                                                                                               services), 1999 to
                                                                                               2003.
---------------------------------------------------------------------------------------------------------------------

                                                                 34

---------------------------------------------------------------------------------------------------------------------

                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
--------------          --------------                                         -----------       ---------------
Address (1)               Served (2)        Principal Occupation(s) (3)      Fund Trustee (4)         Trustee
-----------               ----------        ---------------------------      ----------------         -------

---------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee since    Private investor and consultant           62         Director, Montpelier
(1947)                        2000        specializing in the insurance                        Re (reinsurance
                                          industry; formerly, Advisory                         company), since
                                          Director, Securitas Capital LLC                      2006; Director,
                                          (a global private equity                             National Atlantic
                                          investment firm dedicated to                         Holdings Corporation
                                          making investments in the                            (property and
                                          insurance sector), 1998 to                           casualty insurance
                                          December 2003.                                       company), since
                                                                                               2004; Director, The
                                                                                               Proformance
                                                                                               Insurance Company
                                                                                               (property and
                                                                                               casualty insurance
                                                                                               company), since
                                                                                               March 2004;
                                                                                               formerly, Director,
                                                                                               Providence
                                                                                               Washington Insurance
                                                                                               Company (property
                                                                                               and casualty
                                                                                               insurance company),
                                                                                               December 1998 to
                                                                                               March 2006;
                                                                                               formerly, Director,
                                                                                               Summit Global
                                                                                               Partners (insurance
                                                                                               brokerage firm),
                                                                                               2000 to 2005.
---------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (1944)    Trustee since    Retired; formerly, Regional               62         None.
                              2000        Manager for Mid-Southern Region,
                                          Ford Motor Credit Company,
                                          September 1997 to 2007;
                                          formerly, President, Ford Life
                                          Insurance Company, April 1995 to
                                          August 1997.
---------------------------------------------------------------------------------------------------------------------

                                                                 35

---------------------------------------------------------------------------------------------------------------------

                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
--------------          --------------                                         -----------       ---------------
Address (1)               Served (2)        Principal Occupation(s) (3)      Fund Trustee (4)         Trustee
-----------               ----------        ---------------------------      ----------------         -------

---------------------------------------------------------------------------------------------------------------------
                                     FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (1940)   Trustee since    Formerly, Executive Vice                  62         Director, Dale
                        2002; President   President and Chief Investment                       Carnegie and
                           until 2008     Officer, Neuberger Berman                            Associates, Inc.
                                          Holdings, LLC (holding company),                     (private company),
                                          2002 to August 2008 and 2003 to                      since 1998;
                                          August 2008, respectively;                           Director, Solbright,
                                          formerly, Managing Director and                      Inc. (private
                                          Chief Investment Officer,                            company), since 1998.
                                          Neuberger Berman, December 2005
                                          to August 2008 and 2003 to
                                          August 2008, respectively;
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          December 2002 to 2005; formerly,
                                          Director and Chairman, NB
                                          Management, December 2002 to
                                          August 2008; formerly, Executive
                                          Vice President, Citigroup
                                          Investments, Inc., September
                                          1995 to February 2002; formerly,
                                          Executive Vice President,
                                          Citigroup Inc., September 1995
                                          to February 2002.
---------------------------------------------------------------------------------------------------------------------

                                                                 36

---------------------------------------------------------------------------------------------------------------------

                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
--------------          --------------                                         -----------       ---------------
Address (1)               Served (2)        Principal Occupation(s) (3)      Fund Trustee (4)         Trustee
-----------               ----------        ---------------------------      ----------------         -------

---------------------------------------------------------------------------------------------------------------------
Peter E. Sundman*       Chairman of the   Executive Vice President,                 62         Director and Vice
(1959)                    Board, Chief    Neuberger Berman Holdings LLC                        President,
                           Executive      (holding company), since 1999;                       Neuberger & Berman
                          Officer and     Head of Neuberger Berman                             Agency, Inc., since
                         Trustee since    Holdings LLC's Mutual Funds                          2000; formerly,
                        1999; President   Business (since 1999) and                            Director, Neuberger
                           since 2008     Institutional Business (1999 to                      Berman Holdings LLC
                                          October 2005); responsible for                       (holding company),
                                          Managed Accounts Business and                        October 1999 to
                                          intermediary distribution since                      March 2003; Trustee,
                                          October 1999; President and                          Frost Valley YMCA;
                                          Director, NB Management since                        Trustee, College of
                                          1999; Managing Director,                             Wooster.
                                          Neuberger Berman, since 2005;
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          1999 to December 2005; formerly,
                                          Principal, Neuberger Berman,
                                          1997 to 1999; formerly, Senior
                                          Vice President, NB Management,
                                          1996 to 1999.
---------------------------------------------------------------------------------------------------------------------

    (1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

    (2)  Pursuant to the Trust's Trust  Instrument,  each Fund Trustee shall hold office for life or until his or her  successor  is elected or the Trust  terminates;  except that (a) any Fund Trustee may resign by delivering a written  resignation;  (b) any Fund Trustee may be removed with or without cause at any time by a  written  instrument  signed  by at least  two-thirds  of the  other  Fund
         Trustees;  (c) any Fund  Trustee who requests to be retired,  or who has become  unable to serve, may be retired by a written  instrument signed by a majority of the other Fund Trustees;  and (d)
         any Fund Trustee may be removed at any  shareholder  meeting by a vote of at least  two-thirds of the outstanding shares.

    (3)  Except as otherwise  indicated,  each  individual  has held the positions  shown for at least the last five years.

    (4)  For funds  organized in a  master-feeder  structure,  we count the master fund and its associated feeder funds as a single portfolio.

    *    Indicates a Fund Trustee who is an  "interested  person" within the meaning of the 1940 Act. Mr.
         Sundman and Mr. Rivkin are  interested  persons of the Trust by virtue of the fact that they are or were officers and/or directors of NB Management and Neuberger Berman.

                                                                 37

Information About the Officers of the Trust
-------------------------------------------
                                              Position and Length of
                                              ----------------------
Name, Age, and Address (1)                        Time Served (2)                      Principal Occupation(s) (3)
--------------------------                        ---------------                      ---------------------------
Andrew B. Allard (1961)                   Anti-Money Laundering Compliance    Senior Vice President, Neuberger Berman,
                                                 Officer since 2002           since 2006; Deputy General Counsel,
                                                                              Neuberger Berman, since 2004; formerly, Vice
                                                                              President, Neuberger Berman, 2000 to 2005;
                                                                              formerly, Associate General Counsel,
                                                                              Neuberger Berman, 1999 to 2004; Anti-Money
                                                                              Laundering Compliance Officer, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (six since 2002, two since
                                                                              2003, four since 2004, one since 2005 and
                                                                              two since 2006).

Michael J. Bradler (1970)                  Assistant Treasurer since 2005     Vice President, Neuberger Berman, since
                                                                              2006; Employee, NB Management, since 1997;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (thirteen since 2005 and two since 2006).

Claudia A. Brandon (1956)                       Secretary since 1985          Senior Vice President, Neuberger Berman,
                                                                              since 2007; Vice President-Mutual Fund Board
                                                                              Relations, NB Management, since 2000 and
                                                                              Assistant Secretary since 2004; formerly,
                                                                              Vice President, Neuberger Berman, 2002 to
                                                                              2006 and Employee since 1999; Secretary,
                                                                              fifteen registered investment companies for
                                                                              which NB Management acts as investment
                                                                              manager and administrator (three since 1985,
                                                                              three since 2002, two since 2003, four since
                                                                              2004, one since 2005 and two since 2006).

Robert Conti (1956)                        Executive Vice President since     Managing Director, Neuberger Berman, since
                                        2008; prior thereto, Vice President   2007; formerly, Senior Vice President,
                                                     since 2000               Neuberger Berman, 2003 to 2006; formerly,
                                                                              Vice President, Neuberger Berman, 1999 to
                                                                              2003; Senior Vice President, NB Management,
                                                                              since 2000; Vice President, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, three since
                                                                              2002, two since 2003, four since 2004, one
                                                                              since 2005 and two since 2006).

                                                                 38

                                              Position and Length of
                                              ----------------------
Name, Age, and Address (1)                        Time Served (2)                      Principal Occupation(s) (3)
--------------------------                        ---------------                      ---------------------------
Maxine L. Gerson (1950)                 Chief Legal Officer since 2005        Senior Vice President, Neuberger Berman,
                                        (only for purposes of sections 307    since 2002; Deputy General Counsel and
                                        and 406 of the Sarbanes-Oxley Act     Assistant Secretary, Neuberger Berman, since
                                        of 2002)                              2001; Senior Vice President, NB Management,
                                                                              since 2006; Secretary and General Counsel,
                                                                              NB Management, since 2004; Chief Legal
                                                                              Officer (only for purposes of sections 307
                                                                              and 406 of the Sarbanes-Oxley Act of 2002),
                                                                              fifteen registered investment companies for
                                                                              which NB Management acts as investment
                                                                              manager and administrator (thirteen since
                                                                              2005 and two since 2006).

Sheila R. James (1965)                     Assistant Secretary since 2002     Vice President, Neuberger Berman, since 2008
                                                                              and Employee since 1999; formerly, Assistant
                                                                              Vice President, Neuberger Berman, 2007;
                                                                              Assistant Secretary, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (six since 2002, two since 2003, four since
                                                                              2004, one since 2005 and two since 2006).

Kevin Lyons (1955)                         Assistant Secretary since 2003     Assistant Vice President, Neuberger Berman,
                                                                              since 2008 and Employee since 1999;
                                                                              Assistant Secretary, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (eight since 2003, four since 2004, one
                                                                              since 2005 and two since 2006).

John M. McGovern (1970)                  Treasurer and Principal Financial    Senior Vice President, Neuberger Berman,
                                         and Accounting Officer since 2005;   since 2007; formerly, Vice President,
                                         prior thereto, Assistant Treasurer   Neuberger Berman, 2004 to 2006; Employee, NB
                                                     since 2002               Management, since 1993; Treasurer and
                                                                              Principal Financial and Accounting Officer,
                                                                              fifteen registered investment companies for
                                                                              which NB Management acts as investment
                                                                              manager and administrator (thirteen since
                                                                              2005 and two since 2006); formerly,
                                                                              Assistant Treasurer, fourteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and
                                                                              administrator, 2002 to 2005.

                                                                 39

                                              Position and Length of
                                              ----------------------
Name, Age, and Address (1)                        Time Served (2)                      Principal Occupation(s) (3)
--------------------------                        ---------------                      ---------------------------
Frank Rosato (1971)                        Assistant Treasurer since 2005     Vice President, Neuberger Berman, since
                                                                              2006; Employee, NB Management, since 1995;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (thirteen since 2005 and two since 2006).

Chamaine Williams (1971)                Chief Compliance Officer since 2005   Senior Vice President, Neuberger Berman,
                                                                              since 2007; Chief Compliance Officer, NB
                                                                              Management, since 2006; Senior Vice
                                                                              President, Lehman Brothers Inc., since 2007;
                                                                              formerly, Vice President, Lehman Brothers
                                                                              Inc., 2003 to 2006; Chief Compliance
                                                                              Officer, fifteen registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator
                                                                              (fourteen since 2005 and one since 2006);
                                                                              formerly, Chief Compliance Officer, Lehman
                                                                              Brothers Asset Management Inc., 2003 to
                                                                              2007; formerly, Chief Compliance Officer,
                                                                              Lehman Brothers Alternative Investment
                                                                              Management LLC, 2003 to 2007; formerly, Vice
                                                                              President, UBS Global Asset Management (US)
                                                                              Inc. (formerly, Mitchell Hutchins Asset
                                                                              Management, a wholly-owned subsidiary of
                                                                              PaineWebber Inc.), 1997 to 2003.

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant  to the  By-Laws of the Trust,  each  officer  elected by the Fund  Trustees  shall hold office  until his or her  successor  shall have been  elected and  qualified  or until his or her earlier death,  inability to serve,  or  resignation.  Officers serve at the pleasure of the Fund
         Trustees and may be removed at any time with or without cause.

     (3) Except as otherwise  indicated,  each  individual  has held the positions  shown for at least the last five years.

The Board of Trustees
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2008, the Committee met seven times.

      ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2008, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2008, the Committee met four times.

      EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended August 31, 2008, the Committee did not meet.

      GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2[nd] Floor, New
York, NY, 10158-0180. During the fiscal year ended August 31, 2008, the Committee met one time.

      PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2008, the Committee met six times.

      INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp

(Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2008, the Committee met four times.

      The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Prior to January 1, 2008, for serving as a trustee of the fund family, each Independent Fund Trustee received an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attended in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees determined whether a fee was warranted, provided, however, that no fee was normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee received $5,000 per year and each member of the Audit Committee, including the Chair, received $1,000 for each Audit
Committee meeting he or she attended in-person or by telephone. No additional compensation was provided for service on any other Board committee. The Lead Independent Trustee received an additional $20,000 per year.

      Effective January 1, 2008, the compensation of each Independent Fund Trustee was restructured. For serving as a trustee of the funds in the fund family, each Independent Fund Trustee receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair determines whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Lead Independent Trustee receives an additional $35,000 per year.

      The funds in the fund family reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

      The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/08

                                                      Total Compensation from
                                   Aggregate        Investment Companies in the
Name and Position with           Compensation          Neuberger Berman Fund
     the Trust                  from the Trust     Complex Paid to Fund Trustees
     ---------                  --------------     -----------------------------

INDEPENDENT FUND TRUSTEES

John Cannon                         $49,240                  $134,610
Trustee

Faith Colish                        $49,240                  $134,610
Trustee

Martha C. Goss                      $48,374                  $132,593
Trustee

C. Anne Harvey                      $49,240                  $134,610
Trustee

Robert A. Kavesh                    $47,347                  $129,610
Trustee

Michael M. Knetter                  $47,347                  $129,610
Trustee

Howard A. Mileaf                    $48,374                  $132,593
Trustee

George W. Morriss                   $50,267                  $137,593
Trustee

Edward I. O'Brien                   $47,347                  $129,610
Trustee

William E. Rulon                    $47,347                  $129,610
Trustee

Cornelius T. Ryan                   $50,777                  $139,071
Trustee

Tom D. Seip                         $58,390                  $160,006
Trustee

Candace L. Straight                 $49,240                  $134,610
Trustee

Peter P. Trapp                      $52,160                  $142,593
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                      $ 3,725                  $ 10,000
Trustee

                                                      Total Compensation from
                                   Aggregate        Investment Companies in the
Name and Position with           Compensation          Neuberger Berman Fund
     the Trust                  from the Trust     Complex Paid to Fund Trustees
     ---------                  --------------     -----------------------------

Peter E. Sundman                    $     0                  $      0
Chairman of the Board, Chief
Executive Officer, President
and Trustee

      As of [________], 2008, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

OWNERSHIP OF SECURITIES
-----------------------

      Set forth below is the dollar range of equity securities owned by each Fund Trustee as of [December 31, 2007].

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Research
                                            Convergence Fund      Dividend Fund           Energy Fund         Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John Cannon                                        A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Faith Colish                                       A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Martha C. Goss                                     A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey                                     A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh                                   A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter                                 A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf                                   A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
George W. Morriss                                  A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien                                  A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon                                   A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan                                  A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip                                        A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight                                A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp                                     A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin                                     A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman                                   A                    A                      A                      A
------------------------------------------------------------------------------------------------------------------------------------

 A = NONE; B = $1-$10,000; C = $10,001 - $50,000; D = $50,001-$100,000; E = OVER
 $100,000

      The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the fund family as of [December 31, 2007].

--------------------------------------------------------------------------------
                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                              REGISTERED INVESTMENT COMPANIES OVERSEEN BY FUND
NAME OF FUND TRUSTEE          TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                          E
--------------------------------------------------------------------------------
Faith Colish                                         E
--------------------------------------------------------------------------------
Martha C. Goss                                       C
--------------------------------------------------------------------------------
C. Anne Harvey                                       D
--------------------------------------------------------------------------------
Robert A. Kavesh                                     C
--------------------------------------------------------------------------------
Michael M. Knetter                                   A
--------------------------------------------------------------------------------
Howard A. Mileaf                                     E
--------------------------------------------------------------------------------
George W. Morriss                                    C
--------------------------------------------------------------------------------
Edward I. O'Brien                                    E
--------------------------------------------------------------------------------
William E. Rulon                                     E
--------------------------------------------------------------------------------
Cornelius T. Ryan                                    C
--------------------------------------------------------------------------------
Tom D. Seip                                          E
--------------------------------------------------------------------------------
Candace L. Straight                                  E
--------------------------------------------------------------------------------
Peter P. Trapp                                       E
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                       B
--------------------------------------------------------------------------------
Peter E. Sundman                                     E
--------------------------------------------------------------------------------
   * Valuation as of December 31, 2006.

A=None B=$1-$10,000 C=$10,001-$50,000 D=$50,001-$100,000 E=over $100,000


INDEPENDENT FUND TRUSTEES OWNERSHIP OF SECURITIES

      No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or LBHI, which controls the Neuberger Berman entities.

               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

      NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated November 3, 2003 ("Management Agreement").

      The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds.

      NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

      NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to each Fund pursuant to an administration agreement with the Trust dated July 25, 2006 ("Administration Agreement"). For such administrative services, the Trust Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

      Under the Administration Agreement for the Trust Class, NB Management also provides to the Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

      From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

      Third parties may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Funds intend to contract with third parties for only those services they may legally provide. If, due to a change in laws governing those third parties or in the interpretation of any such law, a third party is prohibited from performing some or all of the above-described services, NB Management or a Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

      The Management Agreement continues until October 31, [2009]. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues until October 31, 2008. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

MANAGEMENT AND ADMINISTRATION FEES
----------------------------------

      For investment management services, each Fund pays NB Management a fee at the annual rate of 0.45% of that Fund's average daily net assets.

      For administrative services, the Trust Class of each Fund each pays NB Management a fee at the annual rate of 0.40% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Fund Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement and may compensate each such third party that provides such services. In addition, a Fund may compensate third parties, including investment providers, for recordkeeping, accounting or other services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Trust Class; see "Distribution Arrangements," below.)

      During the fiscal periods ended August 31, 2007 and August 31, 2008, the Trust Class of each Fund accrued management and administration fees as follows:

                       MANAGEMENT AND ADMINISTRATION FEES
                            ACCRUED FOR FISCAL PERIOD
                                 ENDED AUGUST 31

TRUST CLASS                            2007                    2008
-----------                            ----                    ----

CONVERGENCE*                        $30,136

DIVIDEND**                          $43,183

ENERGY***                           $49,289

RESEARCH OPPORTUNITIES**            $48,567

*   For the period from January 9, 2007 to August 31, 2007.
**  For the period from November 2, 2006 to August 31, 2007.
*** For the period from October 17, 2006 to August 31, 2007.

CONTRACTUAL EXPENSE LIMITATIONS
-------------------------------

      NB Management has undertaken to forgo current payment of certain fees or provide certain reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a Fund-by-Fund basis.

TRUST CLASS
-----------

      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Trust Class of each Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 1.00% per annum of that Fund's Trust Class' average daily net assets. The contractual undertaking lasts until August 31, [2012]. For the fiscal periods ended August 31, 2007 and August 31, 2008, NB Management reimbursed the Trust Class of the Funds the following amounts of expenses pursuant to each Fund's contractual arrangement:

TRUST CLASS                            2007                    2008
-----------                            ----                    ----

CONVERGENCE*                        $49,850

DIVIDEND**                          $77,844

ENERGY***                           $66,728

RESEARCH OPPORTUNITIES**            $74,769

*   For the period from January 9, 2007 to August 31, 2007.
**  For the period from November 2, 2006 to August 31, 2007.
*** For the period from October 17, 2006 to August 31, 2007.

      Each  Fund's  Trust  Class  has  contractually   undertaken  to  repay  NB
Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.00% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense. For the fiscal period ended August 31, [2008], there were no repayments to NB Management pursuant to this agreement.

SUB-ADVISER
-----------

      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

      The Sub-Advisory Agreement continues until October 31, 2008 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

PORTFOLIO MANAGER INFORMATION
-----------------------------

      ACCOUNTS MANAGED
      ----------------

      The table below lists the Portfolio Manager(s) of each Fund and the Funds for which the Portfolio Manager has day-to-day management responsibility.

-----------------------------------------------------------------------------
PORTFOLIO MANAGER            FUND(S) MANAGED
-----------------------------------------------------------------------------
FAYAD ABBASI                 Neuberger Berman CONVERGENCE Fund
-----------------------------------------------------------------------------
ROBERT B. CORMAN             Neuberger Berman CONVERGENCE Fund
                             Neuberger Berman RESEARCH OPPORTUNITIES Fund
-----------------------------------------------------------------------------
TODD HELTMAN                 Neuberger Berman ENERGY Fund
-----------------------------------------------------------------------------
DAVID LEVINE                 Neuberger Berman CONVERGENCE Fund
                             Neuberger Berman RESEARCH OPPORTUNITIES Fund
-----------------------------------------------------------------------------
RICHARD LEVINE               Neuberger Berman DIVIDEND Fund
-----------------------------------------------------------------------------
RON SILVESTRI                Neuberger Berman ENERGY Fund
-----------------------------------------------------------------------------
HARI SRINIVASAN              Neuberger Berman CONVERGENCE Fund
-----------------------------------------------------------------------------
MICHELLE STEIN               Neuberger Berman DIVIDEND Fund
-----------------------------------------------------------------------------

      The table below describes the accounts for which each Portfolio Manager has day-to-day management responsibility as of August 31, [2008].

                                                                  NUMBER OF ACCOUNTS      ASSETS MANAGED FOR WHICH
                                 NUMBER OF      TOTAL ASSETS       MANAGED FOR WHICH           ADVISORY FEE IS
                                  ACCOUNTS        MANAGED           ADVISORY FEE IS           PERFORMANCE-BASED
       TYPE OF ACCOUNT            MANAGED       ($ MILLIONS)       PERFORMANCE-BASED            ($ MILLIONS)

FAYAD ABBASI

Registered Investment               [ ]             [ ]                   [ ]                        [ ]
Companies*

Other Pooled Investment             [ ]             [ ]                   [ ]                        [ ]
Vehicles

Other Accounts**                    [ ]             [ ]                   [ ]                        [ ]

ROBERT B. CORMAN

Registered Investment               [ ]             [ ]                   [ ]                        [ ]
Companies*

Other Pooled Investment             [ ]             [ ]                   [ ]                        [ ]
Vehicles

Other Accounts**                    [ ]             [ ]                   [ ]                        [ ]

TODD HELTMAN

Registered Investment               [ ]             [ ]                   [ ]                        [ ]
Companies*

Other Pooled Investment             [ ]             [ ]                   [ ]                        [ ]
Vehicles

Other Accounts**                    [ ]             [ ]                   [ ]                        [ ]

DAVID LEVINE

Registered Investment               [ ]             [ ]                   [ ]                        [ ]
Companies*

Other Pooled Investment             [ ]             [ ]                   [ ]                        [ ]
Vehicles

Other Accounts**                    [ ]             [ ]                   [ ]                        [ ]

                                                         52

                                                                  NUMBER OF ACCOUNTS      ASSETS MANAGED FOR WHICH
                                 NUMBER OF      TOTAL ASSETS       MANAGED FOR WHICH           ADVISORY FEE IS
                                  ACCOUNTS        MANAGED           ADVISORY FEE IS           PERFORMANCE-BASED
       TYPE OF ACCOUNT            MANAGED       ($ MILLIONS)       PERFORMANCE-BASED            ($ MILLIONS)
RICHARD LEVINE

Registered Investment               [ ]             [ ]                   [ ]                        [ ]
Companies*

Other Pooled Investment             [ ]             [ ]                   [ ]                        [ ]
Vehicles

Other Accounts**                    [ ]             [ ]                   [ ]                        [ ]

RON SILVESTRI

Registered Investment               [ ]             [ ]                   [ ]                        [ ]
Companies*

Other Pooled Investment             [ ]             [ ]                   [ ]                        [ ]
Vehicles

Other Accounts**                    [ ]             [ ]                   [ ]                        [ ]

HARI SRINIVASAN

Registered Investment               [ ]             [ ]                   [ ]                        [ ]
Companies*

Other Pooled Investment             [ ]             [ ]                   [ ]                        [ ]
Vehicles

Other Accounts**                    [ ]             [ ]                   [ ]                        [ ]

MICHELLE STEIN

Registered Investment               [ ]             [ ]                   [ ]                        [ ]
Companies*

Other Pooled Investment             [ ]             [ ]                   [ ]                        [ ]
Vehicles

Other Accounts**                    [ ]             [ ]                   [ ]                        [ ]

*   Registered  Investment  Companies  include  all  mutual  funds managed  by  the portfolio manager, including the Funds.
**  Other  Accounts  include:  Institutional Separate Accounts,  Sub-Advised,  and Managed Accounts (WRAP).

      CONFLICTS OF INTEREST
      ---------------------

      Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a Fund, and which may include transactions that are directly contrary to the positions taken by a Fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a Fund it manages also invests. In such as case, the Portfolio Manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a Fund may outperform the securities selected for the Fund. Finally, a conflict of interest may arise if NB Management and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all Funds or accounts for which the Portfolio Manager is responsible.

      NB Management, Neuberger Berman and each Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

      COMPENSATION
      ------------

      A portion of the compensation paid to each Portfolio Manager for management of the mutual funds in the fund family is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

      Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a Portfolio Manager will generally receive a percentage of pre-tax revenue determined on a monthly basis less third party payouts (e.g., a "finder's fee" or "referral fee" paid to a third party). To determine the percentage of revenue a Portfolio Manager receives, the aggregate fees collected on the accounts for which the Portfolio Manager are responsible are compared to a predetermined benchmark of fees that is grown 4% per annum.


      In addition, Portfolio Managers who also manage hedge funds may receive a percentage of yearly pre-tax revenue generated from the management and incentive fees paid by hedge fund investors.

      NB   Management's   Portfolio   Managers  have  always  had  a  degree  of
independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.


      In addition, there are additional stock and option award programs available.


      NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

      OWNERSHIP OF SECURITIES
      -----------------------

      Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager, as of August 31, [2008], in the Fund(s) that the Portfolio Manager manages.

----------------------------------------------------------------------------------------------------
                                                                                 DOLLAR RANGE OF
                                                                                EQUITY SECURITIES
PORTFOLIO MANAGER                       FUND(S) MANAGED                         OWNED IN THE FUND
----------------------------------------------------------------------------------------------------
FAYAD ABBASI              Neuberger Berman CONVERGENCE Fund                            [  ]
----------------------------------------------------------------------------------------------------
ROBERT B. CORMAN          Neuberger Berman CONVERGENCE Fund                            [  ]
----------------------------------------------------------------------------------------------------
                          Neuberger Berman RESEARCH OPPORTUNITIES Fund                 [  ]
----------------------------------------------------------------------------------------------------
TODD HELTMAN              Neuberger Berman ENERGY Fund                                 [  ]
----------------------------------------------------------------------------------------------------
DAVID LEVINE              Neuberger Berman CONVERGENCE Fund                            [  ]
----------------------------------------------------------------------------------------------------
                          Neuberger Berman RESEARCH OPPORTUNITIES Fund                 [  ]
----------------------------------------------------------------------------------------------------
RICHARD LEVINE            Neuberger Berman DIVIDEND Fund                               [  ]
----------------------------------------------------------------------------------------------------
RON SILVESTRI             Neuberger Berman ENERGY Fund                                 [  ]
----------------------------------------------------------------------------------------------------
HARI SRINIVASAN           Neuberger Berman CONVERGENCE Fund                            [  ]
----------------------------------------------------------------------------------------------------
MICHELLE STEIN            Neuberger Berman DIVIDEND Fund                               [  ]
----------------------------------------------------------------------------------------------------

      A = None                                         E = $100,001-$500,000

      B = $1-$10,000                                   F = $500,001-$1,000,000

      C = $10,001 - $50,000                            G = Over $1,000,001

      D =$50,001-$100,000

Other Investment Companies Managed
----------------------------------

      The investment decisions concerning the Funds and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds.

Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the Funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

      The Funds, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

      Neuberger Berman and NB Management are wholly-owned subsidiaries of LBHI, a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and

Neuberger Berman, are: Kevin Handwerker, Joe Amato and Peter E. Sundman. Mr. Sundman is a Fund Trustee and an officer of the Trust.

      LBHI filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code on September 15, 2008. NB Management and Neuberger Berman are separate legal entities and are not included in the bankruptcy filing. NB Management and Neuberger Berman will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Fund. LBHI's address is 745 Seventh Avenue, New York, New York 10019.

      [On September 29, 2008, it was announced that Bain Capital Partners, LLC ("BCP") and Hellman & Friedman LLC ("H&F") have agreed to acquire Neuberger Berman and the fixed income management and certain other parts of LBHI's Investment Management Division, in a cash transaction with LBHI. The transaction is subject to certain conditions and approvals, including approval by the bankruptcy court having jurisdiction over the LBHI matter. Other potential bids may be received during the time period for an open auction mandated by the bankruptcy court.

     BCP, 111 Huntington Avenue, Boston, MA 02199, is a global private investment firm that manages pools of capital including private equity, high-yield assets, mezzanine capital and public equity with more than $82 billion in assets under management. Since its inception in 1984, BCP has made private equity investments and add-on acquisitions in over 300 companies around the world. BCP has a team of over 300 professionals responsible for investing in and supporting its portfolio companies. Headquartered in Boston, BCP has offices in New York, London, Munich, Tokyo, Hong Kong, Mumbai and Shanghai.

     H&F, One Maritime Plaza, 12th, San Francisco, CA 94111, is a private equity investment firm with offices in San Francisco, New York and London. H&F focuses on investing in business franchises and serving as a partner to management in certain industries including financial services and asset management, media, software and data services, business services, healthcare, internet and digital media, and energy and industrials. Since its founding in 1984, H&F has raised and, through its affiliated funds, managed over $16 billion of committed capital and is currently investing its sixth partnership, Hellman & Friedman Capital Partners VI, L.P., with over $8 billion of committed capital.]

                            DISTRIBUTION ARRANGEMENTS

      Each Fund offers one class of shares, known as Trust Class shares.

Distributor
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Trust Class shares are offered on a no-load basis.

      In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

      The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution and Shareholder Services Agreement with respect to the Trust Class of each Fund ("Distribution Agreement"). The Distribution Agreement continues until October 31, [2009]. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

Revenue Sharing
---------------

      NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the
Funds)  to  certain  brokers,   dealers,   or  other  financial   intermediaries
("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

      Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

      In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

      The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

      Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

      In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

      NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

Distribution Plan
-----------------

      The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Trust Class of each Fund. The Plan provides that the Funds will compensate NB

Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from the Trust Class of each Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

      The table below sets forth the amount of fees accrued for the Funds indicated below:

                         FEES ACCRUED FOR FISCAL PERIOD
                                 ENDED AUGUST 31

TRUST CLASS                    2007           2008
-----------

CONVERGENCE*                  $3,552

DIVIDEND**                    $5,080

ENERGY***                     $5,795

RESEARCH OPPORTUNITIES**      $5,709

*   For the period from January 9, 2007 to August 31, 2007.
**  For the period from November 2, 2006 to August 31, 2007.
*** For the period from October 17, 2006 to August 31, 2007.

      The Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

      Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. To the extent the Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

      The Plan is renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1

Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Trust Class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to the Trust Class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

      From time to time, one or more of the Funds may be closed to new investors. Because the Plan for the Trust Class shares of the Funds pay for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Class of the Funds is calculated by subtracting total liabilities of that Class from total assets attributable to that Class (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      Each Fund uses an independent pricing service to value its equity portfolio securities (including options). The independent pricing service values equity portfolio securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. The independent pricing service values foreign equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the independent pricing service at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

      If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by a method that the Fund Trustees believe accurately reflects fair value.

      Each Fund uses an independent pricing service to value its debt securities. Valuations of debt securities provided by an independent pricing service are based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, each Fund seeks to obtain quotations from principal market makers. If quotations are not readily available,  securities  are valued by a method  that the Fund  Trustees  believe accurately reflects fair value. The Funds periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

      Each Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of each Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

      If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Fund Trustees have authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, the Funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

      If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Financial Intermediaries
------------------------

      The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase and redemption order when a financial intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Funds' Prospectus.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

      Each Funds' Trust Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

      Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in a fund's prospectus, if shareholders purchased Advisor, Institutional, Investor or Trust Class shares of a fund in the fund family directly, they may redeem at least $1,000 worth of the fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other funds in the fund family, provided that the minimum investment requirements of the other fund(s) are met. Investor Class may also be exchanged for Trust Class shares where NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

      In addition, Grandfathered Investors (as defined in the Class A and Class C shares Prospectus) may exchange their shares (either Investor Class or Trust Class) for Class A shares where Investor Class or Trust Class shares of the other fund in the fund family are not available; otherwise, they will exchange their shares into the corresponding class of the other fund in the fund family.

      An Institution may exchange a fund's Investor Class, Advisor Class, Trust Class, Institutional Class, Class A or Class C shares (if the shareholder did not purchase the fund's shares directly) for shares of the corresponding class of one or more of the other funds in the fund family, if made available through that Institution. This privilege is not available for Neuberger Berman Genesis Fund Institutional Class shareholders. Most Institutions allow you to take advantage of the exchange program.

      Exchanges are generally not subject to any applicable sales charges. However, exchanges from money market funds are subject to applicable sales charges of the fund being purchased, unless the money market fund shares were acquired through an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions from a fund having a sales charge.

      Most investment providers allow you to take advantage of the exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

      Any of the funds in the fund family may terminate or modify its exchange privilege in the future. Before effecting an exchange, fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      There can be no assurance that Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman MUNICIPAL MONEY Fund, Neuberger Berman NEW YORK MUNICIPAL MONEY Fund or Neuberger Berman TAX-FREE MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

      Each of the funds in the fund family, except Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman INTERNATIONAL LARGE CAP Fund and Neuberger Berman REAL ESTATE Fund may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman INTERNATIONAL LARGE CAP Fund and Neuberger Berman REAL ESTATE Fund charge shareholders a redemption fee on exchanges of fund shares held 60 days or less, the funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

      o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

      o In certain extraordinary circumstances, such as the suspension of the redemption of the fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

      Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. Each Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions it earns or realizes that are allocable to that Class. Capital gain realization is one factor that a Portfolio Manager may consider in deciding when to sell a security. A Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund's NAV until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      Each Fund normally pays dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, once annually, in December, except that Neuberger Berman DIVIDEND Fund distributes substantially all of its net investment income (after deducting expenses), if any, near the end of each calendar quarter.

      Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Trust Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another fund in the fund family, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

      A cash election with respect to any Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver a Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Class of the relevant Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

      To continue to qualify for treatment as a RIC under the Code, each Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies, and (ii) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs. If a Fund invests cash collateral received in connection with securities lending in an unregistered fund (as noted above under "Investment Information -- Cash Management and Temporary Defensive Positions"), the Fund generally will be treated as (x) owning a proportionate share of the unregistered fund's assets for purposes of determining the Fund's compliance with the foregoing diversification requirements and certain other provisions (including the provision that permits it to enable its shareholders to get the benefit of foreign taxes it pays, as described below) and (y) being entitled to the income on that share for purposes of determining whether it satisfies the Income Requirement.

      If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" (as described in the Prospectus) ("QDI") would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on QDI.

      If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

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

      Each Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      Investors should be aware that a Fund may not be able, at the time it acquires a foreign issuer's shares, to ascertain whether the issuer is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to minimize its investments in PFIC shares, and to make appropriate elections when they are available, to minimize the tax consequences detailed above, there are no guarantees that each will be able to do so.

      The Funds' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Exchange-traded futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Code), certain foreign currency contracts, and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") in which a Fund may invest are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

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

      If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Each Fund may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, a Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      The Funds may invest in units of Canadian income trusts. The tax consequences to a Fund of an investment in an income trust depend on the trust's classification for federal tax purposes; an income trust generally is classified for those purposes as a corporation or a partnership.

      (1) If an income trust is classified as a corporation, it would be a PFIC (with the income tax consequences to an investing Fund described above) if it primarily held equity or debt securities of an underlying operating entity but would not be a PFIC if it was actively engaged in a business, such as oil and gas exploration (as a large proportion of Canadian income trusts are), and did not hold substantial investment-type assets. In the latter event, distributions from the income trust to a Fund that invested therein would be treated as dividends that likely would be treated as QDI.

      (2) If a Canadian income trust is classified for federal tax purposes as a partnership (by making a certain election or otherwise), it likely would be a QPTP, in which event all its net income (regardless of source) would be qualifying income to an investing Fund under the Income Requirement. But if such an income trust is not a QPTP (because, for example, it satisfies the Income Requirement, i.e., generates at least 90% of its gross income from the passive sources described above), then (1) it would be a publicly traded partnership that likely would be treated for federal tax purposes as a corporation, with the income tax consequences mentioned above, or (2) if not, a Fund that invested therein would treat its share of the trust's income as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by the trust and any non-qualifying income of the trust would pass- through to the Fund.

      Each Fund may invest in interests in ownership units (i.e., limited partnership interests) in MLPs, which generally are classified as partnerships for federal tax purposes. Most MLPs in which the Funds may invest are expected to be QPTPs, all the net income from which (regardless of source) would be qualifying income to the investing Funds under the Income Requirement. If a Fund invests in an MLP that is not a QPTP, the net income the Fund earns therefrom would be treated the same under the Income Requirement as income described in the next paragraph.

      Income that a Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) and is not a QPTP will be treated as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by that company.

      Each Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits ("REMICs") or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pool ("TMPs") or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an "excess inclusion." The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, last year the U.S. Treasury Department and the Service issued a notice ("Notice") announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

      The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP's excess inclusion income under a "reasonable method," (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not "disqualified organizations" (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes unrelated business taxable income to them.

      A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting "that are nominees" for "that are not `disqualified organizations'" in clause (3) and inserting "record shareholders that are" after "its" in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that for taxable years beginning after December 31, 2006, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. Each Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

Taxation of the Funds' Shareholders
-----------------------------------

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

      Dividends a Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, "short-term capital gain dividends" and "interest-related dividends," if properly designated by a Fund, will be exempt from that tax. "Short-term capital gain dividends" are dividends that are attributable to the excess of net short-term capital gain over net long-term capital loss, computed with certain adjustments. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. The exemption from withholding tax will apply to short-term capital gain dividends and interest-related dividends a Fund pays to foreign investors, with certain exceptions, only with respect to its current taxable year (unless extended by recently introduced proposed legislation).

      As described in "Maintaining Your Account" in the Prospectus, a Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), a Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

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

                                FUND TRANSACTIONS

      In effecting securities transactions, the Funds seek to obtain the best price and execution of orders. Affiliates of NB Management may act as a broker for the Funds in the purchase and sale of their portfolio securities (other than certain securities traded on the OTC market) where such broker is capable of providing best execution ("Affiliated Brokers"). For Fund transactions which involve securities traded on the OTC market; the Funds purchase and sell OTC securities in principal transactions with dealers who are the principal market makers for such securities.

      Each Fund commenced operations after the end of the 2006 fiscal year and therefore has no brokerage data for the fiscal year ending August 31, 2006.

      During  the  fiscal  period  ended  August  31,  2007,   Neuberger  Berman
CONVERGENCE Fund paid brokerage commissions of $24,144 of which $38 was paid to Neuberger Berman and $2,151 was paid to Lehman Brothers.

      During the fiscal period ended August 31, 2008, Neuberger Berman CONVERGENCE Fund paid brokerage commissions of $[ ] of which $[ ] was paid to Neuberger Berman and $[ ] was paid to Lehman Brothers. During the fiscal period ended August 31, 2008, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. During that fiscal period, transactions in which that Fund used Lehman Brothers as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal period (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal period ended August 31, 2008, that Fund acquired securities of the following of its regular brokers or dealers: [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ].

      During the fiscal period ended August 31, 2007, Neuberger Berman DIVIDEND Fund paid brokerage commissions of $7,389 of which $2,753 was paid to Neuberger Berman and $1,591 was paid to Lehman Brothers.

      During the fiscal period ended August 31, 2008, Neuberger Berman DIVIDEND Fund paid brokerage commissions of $[ ] of which $[ ] was paid to Neuberger Berman and $[ ] was paid to Lehman Brothers. During the fiscal period ended August 31, 2008, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. During that fiscal period, transactions in which that Fund used Lehman Brothers as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal period (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal period ended

August 31, 2008, that Fund acquired securities of the following of its regular brokers or dealers: [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ].

      During the fiscal period ended August 31, 2007, Neuberger Berman ENERGY Fund paid brokerage commissions of $11,672 of which $119 was paid to Neuberger Berman and $1,107 was paid to Lehman Brothers.

      During the fiscal period ended August 31, 2008, Neuberger Berman ENERGY Fund paid brokerage commissions of $[ ] of which $[ ] was paid to Neuberger Berman and $[ ] was paid to Lehman Brothers. During the fiscal period ended August 31, 2008, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. During that fiscal period, transactions in which that Fund used Lehman Brothers as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal period (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal period ended August 31, 2008, that Fund acquired securities of the following of its regular brokers or dealers: [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ].

      During the fiscal period ended August 31, 2007, Neuberger Berman RESEARCH OPPORTUNITIES Fund paid brokerage commissions of $14,136 of which $356 was paid to Neuberger Berman and $1,979 was paid to Lehman Brothers.

      During the fiscal period ended August 31, 2008, Neuberger Berman RESEARCH OPPORTUNITIES Fund paid brokerage commissions of $[ ] of which $[ ] was paid to Neuberger Berman and $[ ] was paid to Lehman Brothers. During the fiscal period ended August 31, 2008, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. During that fiscal period, transactions in which that Fund used Lehman Brothers as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal period (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal period ended August 31, 2008, that Fund acquired securities of the following of its regular brokers or dealers: [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ].

      Commission rates, being a component of price, are considered along with other relevant factors in evaluating best price and execution. A Fund may use an Affiliated Broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To each Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

      The use of an Affiliated Broker for a Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Before an Affiliated Broker is used, the Trust and NB Management expressly authorize the Affiliated Broker to retain such compensation, and the Affiliate Broker would have to agree to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Fund to an Affiliated Broker in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid an Affiliated Broker must be (1) at least as favorable as commissions contemporaneously charged by the Affiliated Broker on comparable transactions for its most favored unaffiliated customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm and customers of the Affiliated Broker considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and
(2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. Each Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by an Affiliated Broker. However, consideration regularly will be given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits an Affiliated Broker from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Funds unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time will review, among other things, information relating to the commissions charged by an Affiliated Broker to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which an Affiliated Broker determines that the commissions paid to the Affiliated Broker by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including the Funds, are treated fairly in the event that an Affiliated Broker receives transaction instructions regarding the same security for more than one investment account at or about the same time, the Affiliated Broker may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, an Affiliated Broker may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, the Affiliated Broker would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which the Affiliated Broker exercises investment discretion. A member of the Board of Trustees who will not be affiliated with the Affiliated Broker will review information about each agency cross-trade that a Fund participates in.

      In selecting a broker to execute Fund transactions other than an Affiliated Broker, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by those brokers as well as any expense offset arrangements offered by the brokers.

      A committee comprised of officers of NB Management and/or employees of Neuberger Berman who are Fund managers of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than an Affiliated Broker may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for a Fund's benefit.

      In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

      Insofar as Fund transactions result from active management of equity securities, and insofar as Fund transactions of a Fund result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by the Fund to brokers (including to Affiliated Brokers) may be greater than if securities were selected solely on a long-term basis.

      A Fund may, from time to time, loan portfolio securities to broker-dealers affiliated with NB Management ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

Commission Recapture Program and Expense Offset Arrangement
-----------------------------------------------------------

      The Funds have entered into a commission recapture program with Citigroup Global Markets Inc., which enables each Fund to recoup a portion of the commissions it pays to a broker that is not a related party of the Funds by redirecting these commissions to pay for some of its operational expenses. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the fiscal period ended August 31, 2008, the impact of this arrangement on the Funds was a reduction of expenses as follows:

--------------------------------------------------------
FUNDS                   AMOUNT OF REDUCTION OF EXPENSES
--------------------------------------------------------
CONVERGENCE                          $[  ]
--------------------------------------------------------
DIVIDEND                             $[  ]
--------------------------------------------------------
ENERGY                               $[  ]
--------------------------------------------------------
RESEARCH OPPORTUNITIES               $[  ]
--------------------------------------------------------

      Each Fund also has an expense offset arrangement in connection with its custodian contract. For the fiscal period ended August 31, 2008, the impact of this arrangement on the Funds was a reduction of expenses as follows:

--------------------------------------------------------
FUNDS                   AMOUNT OF REDUCTION OF EXPENSES
--------------------------------------------------------
CONVERGENCE                          $[  ]
--------------------------------------------------------
DIVIDEND                             $[  ]
--------------------------------------------------------
ENERGY                               $[  ]
--------------------------------------------------------
RESEARCH OPPORTUNITIES               $[  ]
--------------------------------------------------------

Portfolio Turnover
------------------

      A Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Proxy Voting
------------

      The Board of Trustees has delegated to NB Management the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, NB Management is required by the Board of Trustees to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board of Trustees permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

      NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

      NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

      In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

      The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

      NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

      Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      Neither the Funds, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Trustees reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

      Pursuant to a Code of Ethics adopted by the Funds, NB Management and Neuberger Berman ("NB Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds' shareholders. The NB Code also prohibits any person associated with the Funds, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

      The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

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

      STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

      SECURITIES LENDING AGENT. Each Fund may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive each Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

      OTHER THIRD-PARTY SERVICE PROVIDERS. The Funds may also disclose portfolio holdings information prior to its being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds.

      In addition, the Funds may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or Neuberger Berman. Currently, each Fund provides its complete portfolio holdings to FactSet Research Systems Inc. ("FactSet") each day for this purpose. FactSet receives reasonable compensation for its services.

      In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

      RATING, RANKING AND RESEARCH AGENCIES. Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. Each Fund provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Fund also provides its complete month-end portfolio holdings to Data Communiqu{e'} International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                             REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the respective independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

      Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twenty-three separate operating series. The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds"

      On December 17, 2007, each of Neuberger Berman CONVERGENCE Fund, Neuberger Berman DIVIDEND Fund, Neuberger Berman ENERGY Fund and Neuberger Berman RESEARCH OPPORTUNITIES Fund changed its name from Neuberger Berman Premier Convergence Fund, Neuberger Berman Premier Dividend Fund, Neuberger Berman Premier Energy Fund and Neuberger Berman Premier Analysts Fund, respectively.

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

                          CUSTODIAN AND TRANSFER AGENT

      Each Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2[nd] Floor, New York, NY 10158-0180.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

      Neuberger Berman DIVIDEND Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.

      Each of Neuberger Berman CONVERGENCE Fund, Neuberger Berman ENERGY Fund and Neuberger Berman RESEARCH OPPORTUNITIES Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit its financial statements.

                                  LEGAL COUNSEL

      The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1600, as its legal counsel.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of [ ], 2008, the following are all of the beneficial and record owners of more than five percent of each Fund's shares. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND AND CLASS                    NAME AND ADDRESS                PERCENT OWNED
--------------                    ----------------                -------------
Neuberger Berman CONVERGENCE      [Lehman Brothers FBO              [66.79]%
Fund Trust Class                  70 Hudson St., 7th Floor
                                  Jersey City, NJ 07302-4585]

                                  [Neuberger Berman LLC             [33.20]%
                                  70 Hudson St., 7th Floor
                                  Jersey City, NJ 07302-4585]

Neuberger Berman                  [Lehman Brothers FBO              [99.99]%
DIVIDEND Fund                     70 Hudson St., 7th Floor
Trust Class                       Jersey City, NJ 07302-4585]

Neuberger Berman                  [Lehman Brothers FBO              [99.99]%
ENERGY Fund                       70 Hudson St., 7th Floor
Trust Class                       Jersey City, NJ 07302-4585]

Neuberger Berman RESEARCH         [Lehman Brothers FBO              [99.99]%
OPPORTUNITIES Fund                70 Hudson St., 7th Floor
Trust Class                       Jersey City, NJ 07302-4585]


                             REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal period ended August 31, 2008:

            The audited financial statements of Neuberger Berman DIVIDEND Fund, notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements.

            The audited financial statements of Neuberger Berman CONVERGENCE Fund, Neuberger Berman ENERGY Fund and Neuberger Berman RESEARCH OPPORTUNITIES Fund, notes thereto, and the reports of Tait, Weller & Baker LLP, independent registered public accounting firm, with respect to such audited financial statements.

                                                                      APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

      S&P CORPORATE BOND RATINGS:
      --------------------------

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:
      ------------------------------

      Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated BA are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      S&P COMMERCIAL PAPER RATINGS:
      ----------------------------

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

MOODY'S COMMERCIAL PAPER RATINGS:
--------------------------------

      Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

             -    Leading market positions in well-established industries.

             -    High rates of return on funds employed.

             - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

             - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

             - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 138 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits.
-------     --------

Exhibit Number  Description

(a)     (1)     Restated Certificate of Trust. Incorporated by Reference to
                Post-Effective Amendment No. 82 to Registrant's Registration
                Statement, File Nos. 2-11357 and 811-582 (Filed December 21,
                1998).

        (2) Trust Instrument, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15, 2008).

        (3) Amended Trust Instrument Schedule A - Listing the current series and classes of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 136 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed July 25, 2008).

(b) By-Laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

(c)     (1)     Trust Instrument, Amended and Restated of Neuberger Berman
                Equity Funds, Articles IV, V and VI. Incorporated by Reference to Exhibit (b) of this Registration Statement.

        (2)     By-Laws of Neuberger Berman Equity Funds, Articles V, VI and
                VIII. Incorporated by Reference to Exhibit (b) of this Registration Statement.

        (3) Plan of Share Class Conversion with Respect to Neuberger Berman Real Estate Fund. Incorporated by Reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

(d)     (1)     (i)   Management  Agreement  Between  Neuberger  Berman
                      Equity  Funds  and  Neuberger   Berman   Management   Inc.
                      Incorporated by Reference to Post-Effective  Amendment No.
                      106 to  Registrant's  Registration  Statement,  File  Nos.
                      2-11357 and 811-582 (Filed December 19, 2003).

                (ii) Amended Management Agreement Schedules listing the current series of Neuberger Berman Equity Funds subject to the Management Agreement and the compensation under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

        (2)     (i)   Sub-Advisory Agreement Between Neuberger Berman
                      Management Inc. and Neuberger Berman, LLC with respect to
                      Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 19, 2003).

                (ii) Amended Sub-Advisory Agreement Schedule listing the current series of Neuberger Berman Equity Funds subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

Exhibit Number  Description

(e)     (1)     (i)   Distribution Agreement Between Neuberger Berman
                      Equity Funds and Neuberger Berman Management Inc. with
                      Respect to Investor Class Shares. Incorporated by
                      Reference to Post-Effective Amendment No. 106 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed December 19, 2003).

                (ii) Amended Distribution Agreement Schedule with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

        (2)     (i)   Distribution Agreement Between Neuberger Berman Equity
                      Funds and Neuberger Berman Management Inc. with Respect to
                      Trust Class Shares of Genesis Fund, International Fund and
                      Mid Cap Growth Fund. Incorporated by Reference to
                      Post-Effective Amendment No. 106 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 19, 2003).

                (ii) Amended Distribution Agreement Schedule with Respect to Trust Class Shares of Genesis Fund, International Fund and Mid Cap Growth Fund. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

        (3)      (i)  Distribution and Services Agreement Between Neuberger
                      Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Focus Fund, Guardian Fund, Partners Fund, Real Estate Fund, Regency Fund Small Cap Growth Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

                (ii) Amended Distribution and Services Agreement Schedule with Respect to Trust Class Shares of Convergence Fund, Dividend Fund, Energy Fund, Equity Income Fund, Focus Fund, Global Real Estate Fund, Guardian Fund, International Large Cap Fund, Partners Fund, Research Opportunities Fund, Real Estate Fund, Regency Fund, Small Cap Growth Fund, Small and Mid Cap Growth Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

        (4)     (i)   Distribution and Services Agreement Between Neuberger
                      Berman Equity Funds and Neuberger Berman Management Inc.
                      with Respect to Advisor Class Shares. Incorporated by
                      Reference to Post-Effective Amendment No. 106 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed December 19, 2003).

                (ii) Amended Distribution and Services Agreement Schedule with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

        (5) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Genesis Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                2003).

        (6)     (i)   Distribution Agreement Between Neuberger Berman Equity
                      Funds and Neuberger Berman Management Inc. with Respect to
                      International Institutional Fund. Incorporated by
                      Reference to Post-Effective Amendment No. 110 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed June 14, 2005).

Exhibit Number  Description

                (ii) Amended Distribution Agreement Schedule with Respect to the Institutional Class Shares of Climate Change Fund, Emerging Markets Equity Fund, Equity Income Fund, Fasciano Fund, Focus Fund, Global Real Estate Fund, Guardian Fund, International Institutional Fund, International Large Cap Fund, Large Cap Disciplined Growth Fund, Mid Cap Growth Fund, Partners Fund, Real Estate Fund, Regency Fund, Select Equities Fund, Small Cap Growth Fund, Small and Mid Cap Growth Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

        (7)     (i)   Distribution and Services Agreement Between Neuberger
                      Berman Equity Funds and Neuberger Berman Management Inc.
                      with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 17, 2007).

                (ii) Amended Distribution and Services Agreement Schedule with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

        (8)     (i)   Distribution and Services Agreement Between Neuberger
                      Berman Equity Funds and Neuberger Berman Management Inc.
                      with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 17, 2007).

                (ii) Amended Distribution and Services Agreement Schedule with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

(f)     Bonus or Profit Sharing Contracts. None.

(g)     (1)     Custodian Contract Between Neuberger Berman Equity Funds and
                State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration
                Statement, File Nos. 2-11357 and 811-582 (Filed December 15,
                1995).

        (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

(h)     (1)     Transfer Agency and Service Agreement. Incorporated by
                Reference to Post-Effective Amendment No. 116 to Registrant's
                Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                June 2, 2006).

        (2)     (i)   Administration Agreement Between Neuberger Berman
                      Equity Funds and Neuberger Berman Management Inc. with
                      Respect to Investor Class Shares. Incorporated by
                      Reference to Post-Effective Amendment No. 106 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed December 19, 2003).

                (ii) Amended Administration Agreement Schedule with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

        (3)     (i)   Administration Agreement Between Neuberger Berman
                      Equity Funds and Neuberger Berman Management Inc. with
                      Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 19, 2003).

                (ii) Amended Administration Agreement Schedule with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

Exhibit Number  Description

        (4)     (i)   Administration Agreement Between Neuberger Berman
                      Equity Funds and Neuberger Berman Management Inc. with
                      Respect to Trust Class Shares of Focus Fund, Genesis Fund,
                      Guardian Fund, International Fund, Mid Cap Growth Fund,
                      Partners Fund, Real Estate Fund, Regency Fund, Small Cap
                      Growth Fund and Socially Responsive Fund. Incorporated by
                      Reference to Post-Effective Amendment No. 106 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed December 19, 2003).

                (ii) Amended Administration Agreement Schedule with Respect to Trust Class Shares of Focus Fund, Genesis Fund, Guardian Fund, International Fund, Mid Cap Growth Fund, Partners Fund, Real Estate Fund, Regency Fund, Small Cap Growth Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

        (5)     (i)   Administration Agreement Between Neuberger Berman
                      Equity Funds and Neuberger Berman Management Inc. with
                      Respect to Trust Class Shares of International Large Cap
                      Fund and Small and Mid Cap Growth Fund. Incorporated by
                      Reference to Post-Effective Amendment No. 123 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed September 1, 2006).

                (ii) Amended Administration Agreement Schedule with Respect to Trust Class Shares of Convergence Fund, Dividend Fund, Equity Income Fund, Energy Fund, Global Real Estate Fund, International Large Cap, Research Opportunities Fund and Small and Mid Cap Growth Fund. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

        (6) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Genesis Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

        (7)     (i)   Administration Agreement Between Neuberger Berman
                      Equity Funds and Neuberger Berman Management Inc. with
                      Respect to Institutional Class Shares. Incorporated by
                      Reference to Post-Effective Amendment No. 110 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed June 14, 2005).

                (ii) Amended Administration Agreement Schedule with Respect to the Institutional Class Shares of Climate Change Fund, Emerging Markets Equity Fund, Equity Income Fund, Fasciano Fund, Focus Fund, Global Real Estate Fund, Guardian Fund, International Institutional Fund, International Large Cap Fund, Large Cap Disciplined Growth Fund, Mid Cap Growth Fund, Partners Fund, Real Estate Fund, Regency Fund, Select Equities Fund, Small Cap Growth Fund, Small and Mid Cap Growth Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

        (8)     (i)   Administration Agreement Between Neuberger Berman
                      Equity Funds and Neuberger Berman Management Inc. with
                      Respect to Class A Shares. Incorporated by Reference to
                      Post-Effective Amendment No. 130 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 17, 2007).

                (ii) Amended Administration Agreement Schedule with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

Exhibit Number  Description

        (9)     (i)   Administration Agreement Between Neuberger Berman
                      Equity Funds and Neuberger Berman Management Inc. with
                      Respect to Class C Shares. Incorporated by Reference to
                      Post-Effective Amendment No. 130 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 17, 2007).

                (ii) Amended Administration Agreement Schedule with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

        (10) Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on Schedule A of the Agreement. Incorporated by Reference to Post-Effective Amendment No. 129 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 18, 2007).

        (11) Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to International Large Cap Fund, Large Cap Disciplined Growth Fund and Select Equities Fund. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17,
                2007).

        (12) Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Climate Change Fund and Global Real Estate Fund. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15, 2008).

        (13) Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Equity Income Fund. Incorporated by Reference to Post-Effective Amendment No. 135 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 22, 2008).

        (14) Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class, Class A and Class C Shares of Neuberger Berman Emerging Markets Equity Fund. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8,
                2008).

        (15) Form of Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Neuberger Berman Convergence Fund, Neuberger Berman Dividend Fund, Neuberger Berman Energy Fund and Neuberger Berman Research Opportunities Fund. Filed herewith.

(i) Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of the Registrant. To be filed by subsequent amendment.

(j) Consent of Independent Registered Public Accounting Firm. To be filed by subsequent amendment.

(k)     Financial Statements Omitted from Prospectuses. None.

(l)     Letter of Investment Intent. None.

(m)     (1)     (i)   Plan Pursuant to Rule 12b-1 with Respect to Trust
                      Class of Neuberger Berman Equity Funds. Incorporated by
                      Reference to Post-Effective Amendment No. 92 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed December 13, 2000).

                (ii) Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Trust Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

Exhibit Number  Description

        (2)     (i)   Plan Pursuant to Rule 12b-1 with Respect to Advisor
                      Class of Neuberger Berman Equity Funds. Incorporated by
                      Reference to Post-Effective Amendment No. 92 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed December 13, 2000).

                (ii) Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Advisor Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

        (3)     (i)   Plan Pursuant to Rule 12b-1 with Respect to Class A
                      Shares of Neuberger Berman Equity Funds. Incorporated by
                      Reference to Post-Effective Amendment No. 130 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed December 17, 2007).

                (ii) Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Class A plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

        (4)     (i)   Plan Pursuant to Rule 12b-1 with respect to Class C
                      Shares of Neuberger Berman Equity Funds. Incorporated by
                      Reference to Post-Effective Amendment No. 130 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed December 17, 2007).

                (ii) Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Class C plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).


(n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 133 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed February 22, 2008).

(o)     (1)     (i)   Power of Attorney. Incorporated by Reference to
                      Post-Effective Amendment No. 125 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 20, 2006).

                (ii) Powers of Attorney. Incorporated by Reference to Post-Effective Amendment No. 127 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 31, 2007).

                (iii) Power of Attorney. Incorporated by Reference to
                      Post-Effective Amendment No. 136 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed July 25, 2008).

(p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).


Item 24.    Persons Controlled By or Under Common Control with Registrant.
--------    --------------------------------------------------------------

No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
--------    ----------------

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 9.1 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 of the Distribution Agreements, and Section 14 of the Distribution Agreement with respect to the Advisor Class Shares, between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser and Sub-Adviser.
-------  ---------------------------------------------------------------------

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.



NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------

Joseph V. Amato                             Director, NB Management since 2007; Sole Director, CEO and President,
Director, NB Management                     Neuberger Berman Inc. since 2007; CEO, Neuberger Berman, LLC since
                                            2007; Managing Director, Lehman Brothers Inc. since 1994; formerly,
                                            Co-Head of Asset Management, Neuberger Berman, LLC from 2006 to 2007.

Ann H. Benjamin                             Portfolio Manager, High Income Bond Portfolio, a series of Neuberger
Vice President, NB Management               Berman Advisers Management Trust; Portfolio Manager, Lehman Brothers
                                            High Income Bond Fund, a series of Lehman Brothers Income Funds;
                                            Portfolio Manager, Neuberger Berman Income Opportunity Fund Inc.;
                                            Portfolio Manager, Lehman Brothers First Trust Income Opportunity Fund.

Michael L. Bowyer                           Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series of
Vice President, NB Management               Neuberger Berman Equity Funds.


NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------

Claudia A. Brandon                          Senior Vice President, Neuberger Berman, LLC since 2007; formerly, Vice
Vice President/Mutual Fund Board            President, Neuberger Berman, LLC, 2002 to 2006 and Employee since 1999;
Relations and Assistant Secretary,          Secretary, Neuberger Berman Advisers Management Trust; Secretary,
NB Management.                              Neuberger Berman Equity Funds; Secretary, Lehman Brothers Income Funds;
                                            Secretary, Neuberger Berman Intermediate Municipal Fund Inc.;
                                            Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.;
                                            Secretary, Neuberger Berman California Intermediate Municipal Fund
                                            Inc.; Secretary, Neuberger Berman Income Opportunity Fund Inc.;
                                            Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.;
                                            Secretary, Neuberger Berman Dividend Advantage Fund Inc.; Secretary,
                                            Lehman Brothers First Trust Income Opportunity Fund; Secretary,
                                            Neuberger Berman Institutional Liquidity Series; Secretary, Lehman
                                            Brothers Institutional Liquidity Cash Management Funds; Secretary,
                                            Institutional Liquidity Trust; Secretary, Lehman Brothers Reserve
                                            Liquidity Funds; Secretary, Lehman Brothers Institutional Liquidity
                                            Funds.

Steven R. Brown                             Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.              Berman Income Opportunity Fund Inc.; Portfolio Manager, Neuberger
                                            Berman Real Estate Securities Income Fund Inc.; Portfolio Manager,
                                            Neuberger Berman Dividend Advantage Fund Inc.; Portfolio Manager,
                                            Neuberger Berman Global Real Estate Fund and Neuberger Berman Real
                                            Estate Fund, a series of Neuberger Berman Equity Funds; Portfolio
                                            Manager, Real Estate Portfolio, a series of Neuberger Berman Advisers
                                            Management Trust.

David H. Burshtan                           Portfolio Manager, Neuberger Berman Small Cap Growth Fund, a series of
Vice President, NB Management.              Neuberger Berman Equity Funds.

Lori B. Canell                              Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.              Berman California Intermediate Municipal Fund Inc.; Portfolio Manager,
                                            Neuberger Berman Intermediate Municipal Fund Inc.; Portfolio Manager,
                                            Neuberger Berman New York Intermediate Municipal Fund Inc.; Portfolio
                                            Manager, Lehman Brothers Municipal Securities Trust, a series of Lehman
                                            Brothers Income Funds.


NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
Robert Conti                                Managing Director, Neuberger Berman, LLC since 2007; formerly, Senior
Executive Vice President,                   Vice President of Neuberger Berman, LLC, 2003 to 2006; Vice President,
NB Management.                              Neuberger Berman, LLC, from 1999 to 2003; Executive Vice President, Lehman
                                            Brothers Income Funds; Executive Vice President, Neuberger Berman Equity
                                            Funds; Executive Vice President, Neuberger Berman Advisers Management Trust;
                                            Executive Vice President, Neuberger Berman Intermediate Municipal Fund Inc.;
                                            Executive Vice President, Neuberger Berman New York Intermediate Municipal
                                            Fund Inc.; Executive Vice President, Neuberger Berman California
                                            Intermediate Municipal Fund Inc.; Executive Vice President, Neuberger Berman
                                            Income Opportunity Fund Inc.; Executive Vice President, Neuberger Berman
                                            Real Estate Securities Income Fund Inc.; Executive Vice President, Neuberger
                                            Berman Dividend Advantage Fund Inc.; Executive Vice President, Lehman
                                            Brothers First Trust Income Opportunity Fund; Executive Vice President,
                                            Neuberger Berman Institutional Liquidity Series; Executive Vice President,
                                            Lehman Brothers Institutional Liquidity Cash Management Funds; Executive
                                            Vice President, Institutional Liquidity Trust; Executive Vice President,
                                            Lehman Brothers Reserve Liquidity Funds; Executive Vice President, Lehman
                                            Brothers Institutional Liquidity Funds.

Robert B. Corman                            Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.              Berman Focus Fund, a series of Neuberger Berman Equity Funds.

Robert W. D'Alelio                          Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.              Berman Genesis Fund, a series of Neuberger Berman Equity Funds.

John E. Dugenske                            Portfolio Manager, Balanced Portfolio and Short Duration Bond
Vice President, NB Management.              Portfolio, each a series of Neuberger Berman Advisers Management Trust;
                                            Portfolio Manager, Neuberger Berman
                                            Cash Reserves and Neuberger Berman
                                            Government Money Fund, each a series
                                            of Lehman Brothers Income Funds.

Ingrid Dyott                                Vice President, Neuberger Berman, LLC; Associate Portfolio Manager,
Vice President, NB Management.              Guardian Portfolio, a series of Neuberger Berman Advisers Management
                                            Trust; Portfolio Manager, Socially Responsive Portfolio, a series of
                                            Neuberger Berman Advisers Management Trust; Associate Portfolio Manager,
                                            Neuberger Berman Guardian Fund, a series of Neuberger Berman Equity Funds;
                                            Portfolio Manager, Neuberger Berman Socially Responsive Fund, a series of
                                            Neuberger Berman Equity Funds.

Janet A. Fiorenza                           Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management.              Brothers National Municipal Money Fund, Lehman Brothers New York
                                            Municipal Money Fund and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income Funds.

William J. Furrer                           Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management.              Brothers National Municipal Money Fund, Lehman Brothers New York
                                            Municipal Money Fund and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income Funds.


NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
Maxine L. Gerson                            Senior Vice President, Neuberger Berman, LLC since 2002; Deputy General
Secretary and General Counsel,              Counsel and Assistant Secretary, Neuberger Berman, LLC since 2001;
NB Management.                              Chief Legal Officer, Lehman Brothers Income Funds; Chief Legal Officer,
                                            Neuberger Berman Equity Funds; Chief Legal Officer, Neuberger Berman
                                            Advisers Management Trust; Chief Legal Officer, Neuberger Berman
                                            Intermediate Municipal Fund Inc.; Chief Legal Officer, Neuberger Berman New
                                            York Intermediate Municipal Fund Inc.; Chief Legal Officer, Neuberger Berman
                                            California Intermediate Municipal Fund Inc.; Chief Legal Officer, Neuberger
                                            Berman Income Opportunity Fund Inc.; Chief Legal Officer, Neuberger Berman
                                            Real Estate Securities Income Fund Inc.; Chief Legal Officer, Neuberger
                                            Berman Dividend Advantage Fund Inc.; Chief Legal Officer, Lehman Brothers
                                            First Trust Income Opportunity Fund; Chief Legal Officer, Neuberger Berman
                                            Institutional Liquidity Series; Chief Legal Officer, Lehman Brothers
                                            Institutional Liquidity Cash Management Funds; Chief Legal Officer,
                                            Institutional Liquidity Trust; Chief Legal Officer, Lehman Brothers Reserve
                                            Liquidity Funds; Chief Legal Officer, Lehman Brothers Institutional
                                            Liquidity Funds.

Edward S. Grieb                             Senior Vice President and Treasurer, Neuberger Berman, LLC; Treasurer,
Treasurer and Chief Financial Officer,      Neuberger Berman Inc.
NB Management.

Michael J. Hanratty                         None.
Vice President, NB Management.

Milu E. Komer                               Associate Portfolio Manager, International Portfolio, a series of
Vice President, NB Management.              Neuberger Berman Advisers Management Trust; Associate Portfolio
                                            Manager, Neuberger Berman International Fund, Neuberger Berman International
                                            Institutional Fund and Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala                          Associate Portfolio Manager, Guardian Portfolio and Socially Responsive
Vice President, NB Management.              Portfolio, each a series of Neuberger Berman Advisers Management Trust;
                                            Associate Portfolio Manager, Neuberger Berman Guardian Fund and Neuberger
                                            Berman Socially Responsive Fund, each a series of Neuberger Berman Equity
                                            Funds.

Kelly M. Landron                            Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management.              Brothers National Municipal Money Fund, Lehman Brothers New York
                                            Municipal Money Fund and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income Funds.

Richard S. Levine                           Portfolio Manager, Neuberger Berman Dividend Advantage Fund Inc.
Vice President, NB Management.

Arthur Moretti                              Managing Director, Neuberger Berman, LLC since June 2001; Portfolio
Vice President, NB Management.              Manager, Neuberger Berman Guardian Fund and Neuberger Berman Socially
                                            Responsive Fund, each a series of Neuberger Berman Equity Funds; Portfolio
                                            Manager, Guardian Portfolio and Socially Responsive Portfolio, each a series of Neuberger Berman Advisers Management Trust.


NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
S. Basu Mullick                             Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.              Berman Partners Fund and Neuberger Berman Regency Fund, each a series of
                                            Neuberger Berman Equity Funds; Portfolio Manager, Partners Portfolio and
                                            Regency Portfolio, each a series of Neuberger Berman Advisers Management
                                            Trust.

Thomas P. O'Reilly                          Portfolio Manager, Neuberger Berman Income Opportunity Fund Inc.;
Vice President, NB Management.              Portfolio Manager, Lehman Brothers First Trust Income Opportunity Fund;
                                            Portfolio Manager, Lehman Brothers High Income Bond Fund, a series of Lehman
                                            Brothers Income Funds; Portfolio Manager, High Income Bond Portfolio, a
                                            series of Neuberger Berman Advisers Management Trust.

Loraine Olavarria                           None.
Assistant Secretary, NB Management.

Elizabeth Reagan                            None.
Vice President, NB Management.

Brett S. Reiner                             Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series of
Vice President, NB Management.              Neuberger Berman Equity Funds.

Benjamin E. Segal                           Managing Director, Neuberger Berman, LLC since November 2000, prior
Vice President, NB Management.              thereto, Vice President, Neuberger Berman, LLC; Portfolio Manager,
                                            Neuberger Berman International Fund, Neuberger Berman International
                                            Institutional Fund and Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds; Portfolio Manager, International
                                            Portfolio, a series of Neuberger Berman Advisers Management Trust.

Michelle B. Stein                           Portfolio Manager, Neuberger Berman Dividend Advantage Fund Inc.
Vice President, NB Management.


NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
Peter E. Sundman                            Executive Vice President, Neuberger Berman Inc. since 1999; Head of
President and Director, NB Management.      Neuberger Berman Inc.'s Mutual Funds Business (since 1999) and
                                            Institutional Business (1999 to October 2005); responsible for Managed
                                            Accounts Business and intermediary distribution since October 1999; Managing
                                            Director, Neuberger Berman since 2005; formerly, Executive Vice President,
                                            Neuberger Berman, 1999 to December 2005; Director and Vice President,
                                            Neuberger & Berman Agency, Inc. since 2000; Chairman of the Board, Chief
                                            Executive Officer, President and Trustee, Lehman Brothers Income Funds;
                                            Chairman of the Board, Chief Executive Officer, President and Trustee,
                                            Neuberger Berman Advisers Management Trust; Chairman of the Board, Chief
                                            Executive Officer, President and Trustee, Neuberger Berman Equity Funds;
                                            Chairman of the Board, Chief Executive Officer, President and Director,
                                            Neuberger Berman Intermediate Municipal Fund Inc.; Chairman of the Board,
                                            Chief Executive Officer, President and Director, Neuberger Berman New York
                                            Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive
                                            Officer, President and Director, Neuberger Berman California Intermediate
                                            Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer,
                                            President and Director, Neuberger Berman Income Opportunity Fund Inc.;
                                            Chairman of the Board, Chief Executive Officer, President and Director,
                                            Neuberger Berman Real Estate Securities Income Fund Inc.; Chairman of the
                                            Board, Chief Executive Officer, President and Director, Neuberger Berman
                                            Dividend Advantage Fund Inc.; Chairman of the Board, Chief Executive
                                            Officer, President and Director, Lehman Brothers First Trust Income
                                            Opportunity Fund; Chairman of the Board, Chief Executive Officer, President
                                            and Trustee, Neuberger Berman Institutional Liquidity Series; Chairman of
                                            the Board, Chief Executive Officer, President and Trustee, Lehman Brothers
                                            Institutional Liquidity Cash Management Funds; Chairman of the Board, Chief
                                            Executive Officer, President and Trustee, Institutional Liquidity Trust;
                                            Chairman of the Board, Chief Executive Officer, President and Trustee,
                                            Lehman Brothers Reserve Liquidity Funds; Chairman of the Board, Chief
                                            Executive Officer, President and Trustee, Lehman Brothers Institutional
                                            Liquidity Funds; Trustee, College of Wooster.

Brad Tank                                   Managing Director, Neuberger Berman, LLC; Portfolio Manager, Lehman
Vice President, NB Management.              Brothers Strategic Income Fund, a series of Lehman Brothers Income
                                            Funds.

Kenneth J. Turek                            Portfolio Manager, Balanced Portfolio, Growth Portfolio and Mid-Cap
Vice President, NB Management.              Growth Portfolio, each a series of Neuberger Berman Advisers Management
                                            Trust; Portfolio Manager, Neuberger Berman Century Fund and Neuberger Berman
                                            Mid Cap Growth Fund, each a series of Neuberger Berman Equity Funds.

Judith M. Vale                              Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Neuberger Vice President, NB Management.    Berman Genesis Fund, a series of Neuberger Berman Equity Funds.

The principal address of NB Management, Neuberger Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27. Principal Underwriters.
-------  -----------------------

(a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger Berman Advisers Management Trust
                  Lehman Brothers Income Funds
                  Neuberger Berman Institutional Liquidity Series
                  Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Institutional Liquidity Funds
                  Lehman Brothers Reserve Liquidity Funds

(b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                                    POSITIONS AND OFFICES                       POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                            WITH REGISTRANT
    ----                            ----------------                            ---------------

    Joseph V. Amato                 Director                                    None

    Ann H. Benjamin                 Vice President                              None

    Michael L. Bowyer               Vice President                              None

    Claudia A. Brandon              Vice President/Mutual Fund Board            Secretary
                                    Relations & Assistant Secretary

    Steven R. Brown                 Vice President                              None

    David H. Burshtan               Vice President                              None

    Lori B. Canell                  Vice President                              None

    Robert Conti                    Senior Vice President                       Executive Vice President

    Robert B. Corman                Vice President                              None

    Robert W. D'Alelio              Vice President                              None

    John E. Dugenske                Vice President                              None

    Ingrid Dyott                    Vice President                              None

    Janet A. Fiorenza               Vice President                              None

    William J. Furrer               Vice President                              None

    Maxine L. Gerson                Secretary                                   Chief Legal Officer (only for
                                                                                purposes of sections 307 and 406 of
                                                                                the Sarbanes - Oxley Act of 2002)

    Edward S. Grieb                 Treasurer and Chief Financial Officer       None

    Michael J. Hanratty             Vice President                              None

    Milu E. Komer                   Vice President                              None

    Sajjad S. Ladiwala              Vice President                              None

    Richard S. Levine               Vice President                              None

    Kelly M. Landron                Vice President                              None

    Arthur Moretti                  Vice President                              None

    S. Basu Mullick                 Vice President                              None

    Thomas P. O'Reilly              Vice President                              None

    Loraine Olavarria               Assistant Secretary                         None

    Elizabeth Reagan                Vice President                              None


                                    POSITIONS AND OFFICES                       POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                            WITH REGISTRANT
    ----                            ----------------                            ---------------

    Brett S. Reiner                 Vice President                              None

    Benjamin E. Segal               Vice President                              None

    Michelle B. Stein               Vice President                              None

    Kenneth J. Turek                Vice President                              None

    Peter E. Sundman                President and Director                      Chairman of the Board, Chief
                                                                                Executive Officer, President and
                                                                                Trustee

    Judith M. Vale                  Vice President                              None

    Chamaine Williams               Chief Compliance Officer                    Chief Compliance Officer

(c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.  Location of Accounts and Records.
--------  ---------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.  Management Services.
--------  --------------------

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.
--------  -------------

None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 138 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 20th day of October 2008.


                              NEUBERGER BERMAN EQUITY FUNDS

                              By:  /s/ Peter E. Sundman
                                   -------------------------
                              Name:    Peter E. Sundman*
                              Title:   President and Chief Executive Officer

     Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 138 has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                           Title                             Date
---------                                           -----                             ----

                                        President, Chairman of the Board,
/s/ Peter E. Sundman                   Chief Executive Officer and Trustee         October 20, 2008
----------------------
Peter E. Sundman*

                                        Treasurer and Principal Financial and
/s/ John M. McGovern                            Accounting Officer                 October 16, 2008
----------------------
John M. McGovern

/s/ John Cannon                                   Trustee                          October 20, 2008
----------------------
John Cannon*

/s/ Faith Colish                                  Trustee                          October 20, 2008
----------------------
Faith Colish*

/s/ Martha C. Goss                                Trustee                          October 20, 2008
----------------------
Martha C. Goss*

/s/ C. Anne Harvey                                Trustee                          October 20, 2008
----------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                              Trustee                          October 20, 2008
----------------------
Robert A. Kavesh*

/s/ Michael M. Knetter                            Trustee                          October 20, 2008
----------------------
Michael M. Knetter*

/s/ Howard A. Mileaf                              Trustee                          October 20, 2008
----------------------
Howard A. Mileaf*

/s/ George W. Morriss                             Trustee                          October 20, 2008
----------------------
George W. Morriss*

/s/ Edward I. O'Brien                             Trustee                          October 20, 2008
----------------------
Edward I. O'Brien*


Signature                                           Title                             Date
---------                                           -----                             ----
/s/ Jack L. Rivkin                                Trustee                          October 20, 2008
----------------------
Jack L. Rivkin*

/s/ William E. Rulon                              Trustee                          October 20, 2008
----------------------
William E. Rulon*

/s/ Cornelius T. Ryan                             Trustee                          October 20, 2008
----------------------
Cornelius T. Ryan*

/s/ Tom D. Seip                                   Trustee                          October 20, 2008
----------------------
Tom D. Seip*

/s/ Candace L. Straight                           Trustee                          October 20, 2008
----------------------
Candace L. Straight*

/s/ Peter P. Trapp                                Trustee                          October 20, 2008
----------------------
Peter P. Trapp*


     *Signatures affixed by Lori L. Schneider on October 20, 2008 pursuant to powers of attorney filed with Post-Effective Amendment No. 125, No. 127 and No. 135 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 on December 20, 2006, August 31, 2007 and July 25, 2008, respectively.